UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-649

Fidelity Puritan Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2006

Item 1. Reports to Stockholders

Fidelity® Low-Priced Stock Fund

Semiannual Report January 31, 2006

Contents

Chairman’s Message	3	Ned Johnson’s message to shareholders.
Shareholder Expense	4	An example of shareholder expenses.
Example
Investment Changes	5	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	6	A complete list of the fund’s investments
		with their market values.
Financial Statements	47	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	51	Notes to the financial statements.
Report of Independent	57
Registered Public
Accounting Firm
Proxy Voting Results	58
Board Approval of	59
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange
Commission’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies,
Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at http://www.sec.gov.
A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference Room in Washington,
DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the fund’s most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at
http://www.fidelity.com/holdings.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report 2

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind every one where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission’s forward pricing rules or were involved in so called “market timing” activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that some one could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner and in every other. But I underscore again that Fidelity has no so called “agreements” that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee which is returned to the fund and, therefore, to investors to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors’ holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

3 Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2005 to January 31, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the share holder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	August 1, 2005 to
	August 1, 2005	January 31, 2006	January 31, 2006
Actual	$1,000.00	$1,092.20	$4.48
Hypothetical (5% return per year
before expenses)	$1,000.00	$1,020.92	$4.33

* Expenses are equal to the Fund’s annualized expense ratio of .85%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period).

Semiannual Report

4

Investment Changes

Top Ten Stocks as of January 31, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
D.R. Horton, Inc.	3.0	2.8
Petroleo Brasileiro SA Petrobras sponsored ADR	2.5	1.4
Safeway, Inc.	1.7	1.7
Health Management Associates, Inc. Class A	1.4	1.5
Next PLC	1.2	1.1
Barratt Developments PLC	1.1	0.8
Constellation Brands, Inc. Class A (sub. vtg.)	1.1	0.9
Lincare Holdings, Inc.	1.0	1.0
The PMI Group, Inc.	1.0	1.0
Hon Hai Precision Industry Co. Ltd. (Foxconn)	0.9	0.7
	14.9
Top Five Market Sectors as of January 31, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Consumer Discretionary	23.3	23.2
Financials	12.7	13.4
Information Technology	10.9	9.7
Health Care	10.3	10.9
Energy	9.9	7.9

5 Semiannual Report

Investments January 31, 2006
Showing Percentage of Net Assets

Common Stocks 91.3%
	Shares	Value (Note 1)
		(000s)

CONSUMER DISCRETIONARY – 23.3%
Auto Components 1.5%
American Axle & Manufacturing Holdings, Inc. (e)	5,016,300	$ 93,253
ArvinMeritor, Inc. (e)	7,022,100	122,536
Brembo Spa	100,000	756
Drew Industries, Inc. (a)(e)	1,844,600	69,449
Dura Automotive Systems, Inc. Class A (a)(e)	1,844,074	4,370
FCC Co. Ltd.	375,000	18,697
Federal Screw Works (e)	156,250	2,109
Halla Climate Control Co.	315,000	3,315
Intermet Corp. (a)	10	0
INZI Controls Co. Ltd. (e)	919,357	9,195
Johnson Controls, Inc.	2,200,000	152,328
Motonic Corp.	78,310	2,594
Murakami Corp. (e)	850,000	7,969
Musashi Seimitsu Industry Co. Ltd.	200,000	6,563
Owari Precise Products Co. Ltd.	300,000	1,652
Piolax, Inc. (e)	975,000	24,057
Samsung Climate Control Co. Ltd.	330,050	2,871
Sewon Precision Industries Co. Ltd.	41,860	1,810
Stoneridge, Inc. (a)(e)	2,318,200	14,813
Strattec Security Corp. (a)(e)	501,900	21,175
Tachi-S Co. Ltd.	609,000	6,748
Tower Automotive, Inc. (a)(e)	5,000,000	300
Toyota Auto Body Co. Ltd.	170,000	3,340
Yutaka Giken Co. Ltd.	418,600	15,769
		585,669
Automobiles – 0.0%
Glendale International Corp.	370,300	1,154
National R.V. Holdings, Inc. (a)(e)	656,600	3,933
		5,087
Distributors – 0.2%
Advanced Marketing Services, Inc. (a)(e)	1,877,800	7,042
Compania de Distribucion Integral Logista SA	500,000	27,040
Computerlinks AG	10,000	162
Educational Development Corp. (e)	372,892	3,132
Goodfellow, Inc. (e)	400,000	8,390
Medion AG (d)	375,000	4,694
Nagahori Corp.	200,000	1,135
San-A Co. Ltd. (d)	100,000	4,560

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

6

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

CONSUMER DISCRETIONARY – continued
Distributors – continued
Strongco Income Fund	482,900	$ 8,225
Uni-Select, Inc.	878,500	22,592
		86,972
Diversified Consumer Services – 1.5%
ABC Learning Centres Ltd.	50,000	279
Career Education Corp. (a)(e)	9,797,386	318,317
Corinthian Colleges, Inc. (a)(e)	9,127,493	115,737
Education Management Corp. (a)	2,285,515	69,982
Johnan Academic Preparatory Institute, Inc.	100,000	503
Kyoshin Co. Ltd.	130,000	850
Matthews International Corp. Class A	199,987	7,478
Meiko Network Japan Co. Ltd	250,000	1,528
Shingakukai Co. Ltd.	200,000	1,480
Shuei Yobiko Co. Ltd.	75,000	1,924
Steiner Leisure Ltd. (a)(e)	1,700,000	65,994
Up, Inc. (e)	660,000	5,006
Wao Corp.	200,000	1,381
		590,459
Hotels, Restaurants & Leisure 3.7%
Applebee’s International, Inc. (e)	8,250,000	197,753
ARK Restaurants Corp.	121,891	3,292
Benihana, Inc. (a)(e)	373,300	8,586
Benihana, Inc. Class A (sub. vtg.) (a)	470,225	10,857
Brinker International, Inc.	3,850,000	156,695
Canterbury Park Holding Corp.	104,000	1,456
CEC Entertainment, Inc. (a)(e)	3,700,000	133,274
Chipotle Mexican Grill, Inc. Class A	26,200	1,245
Domino’s Pizza UK & IRL PLC	75,000	500
Domino’s Pizza, Inc.	1,400,000	34,874
Elxsi Corp. (a)	123,900	353
Enterprise Inns PLC	1,000,000	16,437
Flanigan’s Enterprises, Inc.	84,300	784
Flight Centre LTD	20,000	142
Gondola Holdings PLC (h)	3,286,069	19,992
Jack in the Box, Inc. (a)(e)	3,550,000	141,148
Kyoritsu Maintenance Co. Ltd. (d)	50,000	2,301
Monarch Casino & Resort, Inc. (a)	749,998	20,272
Multimedia Games, Inc. (a)(d)(e)	2,776,364	26,375
Outback Steakhouse, Inc.	1,247,000	57,649

See accompanying notes which are an integral part of the financial statements.

7 Semiannual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

CONSUMER DISCRETIONARY – continued
Hotels, Restaurants & Leisure continued
Papa John’s International, Inc. (a)(e)	4,000,000	$ 138,920
Pierre & Vacances	20,000	1,833
Punch Taverns Ltd.	350,000	5,392
Ruby Tuesday, Inc. (e)	6,372,030	182,304
Ruth’s Chris Steak House, Inc.	100,000	2,115
Ryan’s Restaurant Group, Inc. (a)(e)	3,922,900	51,272
Sonic Corp. (a)(e)	6,100,000	176,595
Sportscene Group, Inc. Class A (e)	406,500	4,201
		1,396,617
Household Durables – 6.8%
Abbey PLC (e)	3,407,000	41,405
Airsprung Furniture Group PLC (a)	300,000	96
Barratt Developments PLC (e)	23,958,099	425,137
Beazer Homes USA, Inc. (d)	1,350,000	98,334
Bellway PLC (e)	10,530,416	215,056
Blyth, Inc. (e)	4,098,200	88,931
Bush Industries, Inc. Class A (sub. vtg.) (a)	1,024,400	41
Chitaly Holdings Ltd.	1,634,000	772
Chromcraft Revington, Inc. (a)(e)	957,300	12,636
D.R. Horton, Inc. (e)	30,794,880	1,149,251
Decorator Industries, Inc. (e)	243,515	2,033
Dominion Homes, Inc. (a)(d)(e)	820,000	8,733
Helen of Troy Ltd. (a)(e)	2,980,900	57,114
Henry Boot PLC (e)	2,515,000	32,884
HTL International Holdings Ltd. (e)	21,210,000	18,829
Indesit Co. Spa (d)	100,000	1,112
Japan General Estate Co. Ltd. (d)	160,000	3,000
Kaufman & Broad SA	125,000	11,690
Lenox Group, Inc. (a)(e)	1,390,500	18,980
Libbey, Inc. (e)	998,500	10,924
M/I Homes, Inc. (e)	1,730,000	68,958
McInerney Holdings PLC	75,000	1,064
Meritage Homes Corp. (a)	800,000	48,400
Ngai Lik Industrial Holdings Ltd. (e)	52,404,000	8,176
P&F Industries, Inc. Class A (a)(e)	343,549	4,466
Persimmon PLC	2,700,000	60,376
Redrow PLC	1,350,000	12,440
Salton, Inc. (a)(d)	434,800	787
Southern Energy Homes, Inc. (a)(e)	1,400,100	8,121
Stanley Furniture Co., Inc. (e)	1,300,000	35,009

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

8

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

CONSUMER DISCRETIONARY – continued
Household Durables – continued
Techtronic Industries Co. Ltd.	18,000,000	$ 35,389
Toso Co. Ltd.	400,000	2,046
Tsann Kuen Enterprise Co. Ltd.	7,560,000	12,612
Wilson Bowden PLC	275,000	7,167
Yankee Candle Co., Inc. (e)	4,540,000	113,954
		2,615,923
Internet & Catalog Retail 0.1%
Belluna Co. Ltd. (d)	476,350	18,676
Expedia, Inc. (a)	250,000	6,505
Insight Enterprises, Inc. (a)	1,210,078	25,303
Sportsmans Guide, Inc. (a)	74,496	1,721
		52,205
Leisure Equipment & Products – 0.4%
Aruze Corp. (d)	25,000	508
Asia Optical Co., Inc.	1,540,011	10,197
Escalade, Inc.	32,608	352
JAKKS Pacific, Inc. (a)(e)	1,499,956	34,064
Johnson Health Tech Co. Ltd.	1,115,400	5,593
Jumbo SA	1,100,100	13,771
Marine Products Corp. (e)	3,882,300	42,589
Premier Image Technology Corp.	3,029,750	4,042
RC2 Corp. (a)	86,350	3,011
SCP Pool Corp.	900,000	35,892
Trigano SA	120,000	5,833
Vitec Group PLC	150,000	1,074
Western Metals Corp. (e)	763,200	504
		157,430
Media – 0.6%
Astral Media, Inc. Class A (non-vtg.)	270,000	7,721
Carrere Group (a)	55,000	1,227
CBS Corp. Class B	700,000	18,291
Championship Auto Racing Teams, Inc. (e)	1,471,600	0
Chime Communications PLC (e)	15,385,714	9,306
Chubu Nippon Broadcasting Co. Ltd.	100,000	1,295
Clear Channel Communications, Inc.	300,000	8,781
Cofina SGPS SA	160,000	591
Cossette Communication Group, Inc. (sub. vtg.) (a)	390,500	3,429
EchoStar Communications Corp. Class A (a)	50,000	1,380
Johnston Press PLC (e)	14,650,927	123,670

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

CONSUMER DISCRETIONARY – continued
Media – continued
Live Nation, Inc. (a)	100,000	$ 1,775
Opinion Research Corp. (a)	20,994	122
P4 Radio Hele Norge ASA	450,000	1,624
Saga Communications, Inc. Class A (a)(e)	1,809,800	18,225
TVA Group, Inc. Class B (non-vtg.)	2,086,100	29,031
		226,468
Multiline Retail – 2.2%
Conn’s, Inc. (a)(d)	303,038	13,176
Daiwa Co. Ltd.	300,000	995
Dollar General Corp. (d)	9,750,000	164,775
Dollar Tree Stores, Inc. (a)(e)	5,632,422	139,628
Don Quijote Co. Ltd. (d)	35,000	2,911
Gifi (d)	70,000	2,433
Harvey Norman Holdings Ltd. (d)	14,000,000	34,713
Next PLC (e)	15,000,000	462,438
Thanks Japan Corp	235,000	1,718
		822,787
Specialty Retail – 3.3%
ARB Corp. Ltd.	500,000	1,024
AutoZone, Inc. (a)	955,400	93,390
Big 5 Sporting Goods Corp.	87,210	1,882
BMTC Group, Inc. Class A (sub. vtg.)	3,200,000	47,342
Bricorama SA	30,000	1,732
Camaieu SA (a)	10,000	1,584
Claire’s Stores, Inc.	600,000	18,996
Clinton Cards PLC (e)	10,400,000	12,211
Eddie Bauer Holdings, Inc. (a)	40,000	600
Finlay Enterprises, Inc. (a)(e)	988,722	9,007
Footstar, Inc. (a)(e)	2,016,000	7,963
French Connection Group PLC (e)	5,400,000	26,634
Friedmans, Inc. Class A (a)(e)	1,500,000	0
Genesco, Inc. (a)(e)	2,100,000	81,795
Glentel, Inc. (a)	90,200	546
Group 1 Automotive, Inc. (a)(e)	2,261,100	77,963
Hot Topic, Inc. (a)(e)	4,492,400	64,511
JB Hi-Fi Ltd. (d)	100,000	307
JJB Sports PLC	4,500,000	13,769
John David Group PLC	1,400,000	6,226
Keiiyu Co. Ltd.	100,000	1,585

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

10

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

CONSUMER DISCRETIONARY – continued
Specialty Retail – continued
Komplett ASA (e)	994,950	$ 11,742
La Senza Corp. (sub. vtg.)	161,800	2,664
Le Chateau, Inc. Class A (sub. vtg.)	332,300	13,065
Lithia Motors, Inc. Class A (sub. vtg.)	1,126,100	34,267
Matalan PLC	8,000,000	24,799
Monro Muffler Brake, Inc. (e)	809,013	27,482
Monsoon PLC (a)	4,200,000	30,634
Mothers Work, Inc. (a)(e)	521,042	7,659
Mr. Bricolage SA	347,261	6,816
Nishimatsuya Chain Co. Ltd.	150,000	3,324
Osim International Ltd.	8,650,600	7,999
Ottakar’s PLC	375,000	2,066
Pacific Sunwear of California, Inc. (a)(e)	7,549,800	185,046
Pomeroy IT Solutions, Inc. (a)(e)	1,290,645	13,048
Rent-A Center, Inc. (a)	595,000	12,198
Rex Stores Corp. (a)(e)	1,400,000	23,156
RONA, Inc. (a)	375,000	6,974
Ross Stores, Inc.	5,000,000	142,500
ScS Upholstery PLC (e)	2,438,000	17,652
Signet Group PLC sponsored ADR	725,000	13,195
Sincere Watch Ltd.	1,659,000	849
Sonic Automotive, Inc. Class A (sub. vtg.)	2,988,000	70,308
The Cato Corp. Class A (sub. vtg.)	848,010	18,309
TJX Companies, Inc.	3,000,000	76,590
Topps Tiles PLC	4,050,000	15,850
Volcom, Inc.	18,200	691
Wilsons Leather Experts, Inc. (a)(e)	2,000,012	6,800
		1,244,750
Textiles, Apparel & Luxury Goods – 3.0%
Adolfo Dominguez SA	40,000	1,593
Bijou Brigitte Modische Accessoires AG	30,000	8,386
Billabong International Ltd.	1,000,000	11,199
Cherokee, Inc. (e)	676,956	26,963
Danier Leather, Inc. (sub. vtg.)	415,200	3,281
Delta Apparel, Inc. (e)	846,400	16,471
Folli Follie SA	700,000	21,965
Fossil, Inc. (a)(e)	7,114,000	168,602
Gildan Activewear, Inc. Class A (a)(e)	4,200,000	201,085
Hampshire Group Ltd. (a)(e)	939,557	21,046
Handsome Co. Ltd.	1,491,230	26,799

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

CONSUMER DISCRETIONARY – continued
Textiles, Apparel & Luxury Goods – continued
JLM Couture, Inc. (a)(e)	197,100	$ 542
Jones Apparel Group, Inc	2,650,000	82,892
Kenneth Cole Productions, Inc. Class A (sub. vtg.)	1,211,100	32,506
Liz Claiborne, Inc.	3,497,900	121,447
Marimekko Oyj	200,000	4,399
Movado Group, Inc.	700,000	13,223
Perry Ellis International, Inc. (a)	419,536	8,521
Quiksilver, Inc. (a)(e)	11,888,000	166,670
Steven Madden Ltd. (e)	1,120,800	34,106
Tandy Brands Accessories, Inc.	197,688	2,094
Ted Baker PLC	350,000	3,306
Timberland Co. Class A (a)	817,800	28,590
Tommy Hilfiger Corp. (a)(e)	7,900,000	130,350
Van de Velde	30,000	6,187
		1,142,223

TOTAL CONSUMER DISCRETIONARY		8,926,590

CONSUMER STAPLES 7.9%
Beverages – 1.8%
Baron de Ley SA (a)	200,000	10,269
C&C Group PLC	3,798,267	25,942
Constellation Brands, Inc. Class A (sub. vtg.) (a)	15,000,800	400,371
Hansen Natural Corp. (a)(d)(e)	1,489,953	130,818
National Beverage Corp.	190,800	1,647
Pepsi Bottling Group, Inc.	4,350,000	126,150
		695,197
Food & Staples Retailing – 4.0%
BJ’s Wholesale Club, Inc. (a)(e)	7,006,000	225,173
Central European Distribution Corp. (a)(d)	370,800	14,261
CVS Corp.	10,000,000	277,600
Fresh Brands, Inc. (a)(e)	510,700	3,565
Majestic Wine PLC	50,016	250
Metro, Inc. Class A (sub. vtg.) (e)	9,687,700	255,345
Ministop Co. Ltd.	200,000	4,773
Ozeki Co. Ltd.	540,000	16,569
President Chain Store Corp.	4,000,600	9,246
Safeway, Inc. (e)	27,000,000	632,880
Shoei Foods Corp.	206,000	1,415

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

12

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

CONSUMER STAPLES – continued
Food & Staples Retailing – continued
Sligro Food Group NV	675,000	$ 30,229
Sundrug Co. Ltd.	450,000	28,918
Tsuruha Holdings, Inc. (a)	55,000	2,194
Village Super Market, Inc. Class A	55,678	3,257
Welcia Kanto Co. Ltd.	27,500	1,195
Yaoko Co. Ltd.	100,000	2,386
		1,509,256
Food Products 1.3%
American Italian Pasta Co. Class A (d)(e)	1,843,000	6,727
Barry Callebaut AG	8,000	2,973
Cagle’s, Inc. Class A (a)(e)	474,000	4,385
Dean Foods Co. (a)	600,000	22,758
Diamond Foods, Inc.	180,143	3,794
Food Empire Holdings Ltd.	3,608,000	678
Fresh Del Monte Produce, Inc. (e)	5,800,000	133,342
Gaban Co. Ltd	27,000	196
Greggs PLC	182,000	14,246
IAWS Group PLC (Ireland)	4,250,000	68,437
Industrias Bachoco SA de CV sponsored ADR (d)	2,515,000	42,755
Interstate Bakeries Corp. (a)(e)	2,848,716	19,086
Kerry Group PLC Class A	1,300,000	28,359
Monterey Gourmet Foods, Inc. (a)(e)	1,408,700	5,522
People’s Food Holdings Ltd.	11,000,000	7,866
Richmond Foods PLC	175,000	1,877
Robert Wiseman Dairies PLC	189,709	943
Samyang Genex Co. Ltd.	129,540	9,325
Saputo, Inc.	2,550,000	75,966
Select Harvests Ltd.	100,318	1,031
Singapore Food Industries Ltd.	4,000,000	2,762
Sunjin Co. Ltd. (e)	219,400	8,571
United Food Holdings Ltd.	22,400,000	3,383
Want Want Holdings Ltd.	13,500,000	15,930
Yonkyu Co. Ltd.	10,000	135
		481,047
Personal Products 0.3%
Avon Products, Inc.	885,300	25,072
DSG International Ltd. (a)(e)	446,800	2,457
Inter Parfums, Inc.	580,717	10,917
Nature’s Sunshine Products, Inc.	431,490	7,620

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

CONSUMER STAPLES – continued
Personal Products – continued
NBTY, Inc. (a)(e)	3,815,900	$ 78,951
Sarantis SA (Reg.)	100,000	1,016
		126,033
Tobacco 0.5%
Alliance One International, Inc. (e)	6,500,000	28,990
Loews Corp. – Carolina Group	3,750,000	172,950
		201,940

TOTAL CONSUMER STAPLES		3,013,473

ENERGY 9.9%
Energy Equipment & Services – 2.7%
AKITA Drilling Ltd. Class A (non-vtg.)	1,777,000	40,253
Basic Energy Services, Inc.	70,000	1,964
Bolt Technology Corp. (a)(e)	407,600	7,801
Calfrac Well Services Ltd.	144,800	5,571
CCS Income Trust (d)	2,000,000	66,816
CHC Helicopter Corp. Class A (sub. vtg.)	2,356,900	54,859
Enerflex Systems Ltd.	525,000	13,183
Ensign Energy Services, Inc.	1,900,000	80,090
Farstad Shipping ASA (e)	2,500,000	35,235
Fugro NV (Certificaten Van Aandelen) unit	2,400,000	90,389
Gulf Island Fabrication, Inc. (e)	968,245	27,140
Lufkin Industries, Inc.	439,990	29,655
Maverick Tube Corp. (a)	600,000	28,710
NQL Energy Services, Inc. Class A (a)(e)	2,500,000	15,694
Offshore Logistics, Inc. (a)(e)	2,330,700	83,672
Oil States International, Inc. (a)(e)	4,150,000	169,735
Pason Systems, Inc. (e)	2,500,000	76,979
PHI, Inc. (a)(e)	283,600	9,679
PHI, Inc. (non-vtg.) (a)(e)	279,185	9,914
ProSafe ASA (e)	2,250,000	105,875
Solstad Offshore ASA	1,300,000	19,153
Superior Well Services, Inc.	100,000	2,801
Total Energy Services Trust (d)	2,748,000	44,153
Wenzel Downhole Tools Ltd. (a)	896,400	1,684
		1,021,005
Oil, Gas & Consumable Fuels – 7.2%
Adams Resources & Energy, Inc. (e)	421,800	11,283

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

14

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Alberta Clipper Energy, Inc. (a)	108,322	$ 340
AO Tatneft sponsored ADR (d)	400,000	34,400
Castle Energy Corp. (e)	1,126,000	31,697
Chesapeake Energy Corp.	4,200,000	147,168
China Petroleum & Chemical Corp. (H Shares)	9,000,000	5,557
Cimarex Energy Co.	280,000	12,757
CNPC (Hong Kong) Ltd.	27,000,000	7,363
Det Norske Oljeselskap ASA (DNO) (A Shares)	6,220,271	51,433
Edge Petroleum Corp. (a)	116,500	3,864
Ember Resources, Inc. (a)	119,422	828
Encore Acquisition Co. (a)	1,500,000	54,225
ENI Spa	2,500,000	75,813
Euronav NV (d)	500,000	14,875
Hankook Shell Oil Co. Ltd. (e)	77,730	4,826
Harvest Natural Resources, Inc. (a)(e)	3,765,000	35,880
Holly Corp.	400,000	29,440
KCS Energy, Inc. (a)(e)	4,820,000	139,925
Mariner Energy, Inc. (a)(e)(f)	1,828,700	37,031
Michang Oil Industrial Co. Ltd. (e)	173,900	3,098
National Energy Group, Inc. (a)	548,313	3,016
Nissin Shoji Co. Ltd.	250,000	2,813
Occidental Petroleum Corp.	840,000	82,076
Oil Search Ltd.	28,000,463	81,528
Panhandle Royalty Co. Class A	297,600	6,101
Petroleo Brasileiro SA Petrobras sponsored ADR	10,000,000	945,000
Petroleum Development Corp. (a)(e)	1,275,000	54,647
Petsec Energy Ltd. (a)	500,000	709
Remington Oil & Gas Corp. (a)	33,000	1,478
Repsol YPF SA sponsored ADR	1,300,000	35,373
Resource America, Inc. Class A (e)	955,699	17,212
Ship Finance International Ltd. (NY Shares)	629,133	11,488
Statoil ASA sponsored ADR (d)	1,950,000	53,996
Swift Energy Co. (a)	1,000,000	49,420
Tap Oil NL (a)(e)	9,100,000	17,940
Teekay Shipping Corp. (e)	4,150,000	161,186
Tesoro Corp.	1,600,000	115,952
Top Tankers, Inc.	550,000	6,908
TransMontaigne, Inc. (a)	50,000	446
Tsakos Energy Navigation Ltd.	370,000	13,653
UK Coal PLC (e)	10,000,000	26,195

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

ENERGY – continued
Oil, Gas & Consumable Fuels – continued
USEC, Inc. (e)	8,618,000	$ 131,769
Valhalla Uranium Ltd.	57,768	37
W&T Offshore, Inc. (e)	4,325,000	172,654
World Fuel Services Corp. (e)	2,285,712	78,766
		2,772,166

TOTAL ENERGY		3,793,171

FINANCIALS – 12.7%
Capital Markets 0.4%
Binck NV (d)	250,000	3,102
Investors Financial Services Corp.	2,468,986	115,894
KHD Humboldt Wedag International Ltd. (a)(e)	763,800	20,195
Massachusetts Financial Corp. Class A (e)	763,800	137
Norvestia Oyj (B Shares)	675,000	7,514
Van der Moolen Holding NV sponsored ADR (d)	1,000,800	9,157
		155,999
Commercial Banks – 3.6%
Anglo Irish Bank Corp. PLC	14,800,717	233,655
Bank of America Corp.	6,800,000	300,764
Bank of the Ozarks, Inc. (d)(e)	1,500,000	54,660
BOK Financial Corp.	1,243,000	56,681
Cascade Bancorp	399,978	10,399
Cascade Financial Corp.	73,601	1,391
Cathay General Bancorp (e)	2,750,000	98,203
Columbia Bancorp, Oregon	44,832	942
Epic Bancorp (e)	216,913	3,134
First Bancorp, Puerto Rico (e)	7,936,000	101,422
First National Lincoln Corp., Maine	49,846	877
Great Southern Bancorp, Inc.	421,782	12,042
Hanmi Financial Corp.	1,788,252	33,959
International Bancshares Corp.	1,506,449	44,064
London Scottish Bank PLC	3,000,000	5,150
Merrill Merchants Bancshares, Inc.	96,761	2,346
Nara Bancorp, Inc.	62,000	1,110
Northern Empire Bancshares	67,495	1,708
Northrim Bancorp, Inc.	111,292	2,564
Old Second Bancorp, Inc.	154,673	4,812
Oriental Financial Group, Inc.	1,225,776	16,879
OTP Bank Rt.	125,000	4,312

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

16

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

FINANCIALS – continued
Commercial Banks – continued
OTP Bank Rt. unit	200,000	$ 13,800
Popular, Inc.	7,999,660	162,473
Prosperity Bancshares, Inc.	529,480	15,424
Ringerikes Sparebank (e)	49,950	1,464
Ringkjoebing Bank (Reg.)	80,000	8,949
S.Y. Bancorp, Inc. (e)	791,100	19,738
Smithtown Bancorp, Inc. (d)	196,106	5,766
Southwest Bancorp, Inc., Oklahoma (e)	1,087,182	24,233
Sparebanken More (primary capital certificate)	70,000	3,157
Sparebanken Rogaland (primary capital certificate)	290,000	9,504
Sterling Bancorp, New York (e)	1,889,991	43,753
Sydbank AS	1,500,000	39,076
Texas Regional Bancshares, Inc. Class A	1,088,138	33,493
UCBH Holdings, Inc.	1,052,834	18,267
Western Alliance Bancorp.	48,200	1,523
Western Sierra Bancorp (a)	18,309	733
		1,392,427
Consumer Finance – 0.5%
ACE Cash Express, Inc. (a)(e)	1,367,638	35,942
Aeon Credit Service (Asia) Co. Ltd.	15,250,000	11,800
Cattles PLC (e)	21,000,000	119,172
JCG Holdings Ltd.	17,000,000	17,682
Nicholas Financial, Inc.	459,150	5,661
		190,257
Diversified Financial Services – 0.1%
Newship Ltd. (e)	2,500	670
OKO Bank (A Shares)	4,000,000	61,591
		62,261
Insurance – 5.1%
Arthur J. Gallagher & Co.	500,000	14,580
Assurant, Inc.	4,000,000	183,680
Axis Capital Holdings Ltd.	4,800,000	143,520
Direct General Corp. (e)	2,116,300	36,019
Endurance Specialty Holdings Ltd.	907,700	29,891
Fidelity National Financial, Inc.	1,310,000	51,706
Fidelity National Title Group, Inc. Class A	515,150	12,559
Financial Industries Corp. (a)(e)	1,302,480	10,615
Genworth Financial, Inc. Class A (non-vtg.)	9,000,000	294,840
Hilb Rogal & Hobbs Co.	927,200	36,050

See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

FINANCIALS – continued
Insurance – continued
IPC Holdings Ltd. (e)	3,998,600	$ 109,002
Montpelier Re Holdings Ltd.	821,500	15,855
National Interstate Corp.	228,300	4,847
National Western Life Insurance Co. Class A (e)	235,938	50,963
Nationwide Financial Services, Inc. Class A (sub. vtg.)	3,750,000	159,600
Old Republic International Corp.	25,000	536
Philadelphia Consolidated Holdings Corp. (a)	1,150,000	111,723
Protective Life Corp.	2,146,600	96,490
PXRE Group Ltd.	375,000	4,703
RenaissanceRe Holdings Ltd.	3,100,000	140,461
UICI	1,421,300	51,920
Universal American Financial Corp. (a)	800,000	13,176
UnumProvident Corp. (d)(e)	17,424,800	354,246
UnumProvident Corp. unit (e)	720,000	23,112
		1,950,094
Real Estate 0.3%
Apartment Investment & Management Co. Class A	825,000	35,079
Elbit Medical Imaging Ltd.	235,036	3,761
Equity Office Properties Trust	116,700	3,713
Equity Residential (SBI)	350,000	14,844
Tejon Ranch Co. (a)(e)	980,300	41,584
United Mobile Homes, Inc.	193,000	3,049
VastNed Offices/Industrial NV	75,000	2,197
		104,227
Thrifts & Mortgage Finance – 2.7%
Coastal Financial Corp.	351,971	5,086
Commercial Capital Bancorp, Inc.	1,250,003	19,513
Doral Financial Corp. (d)(e)	7,300,000	79,351
Farmer Mac Class C (non-vtg.)	361,900	10,271
First Mutual Bancshares, Inc. (e)	520,987	13,316
Flushing Financial Corp.	99,957	1,604
Fremont General Corp. (e)	5,475,000	134,138
Harbor Florida Bancshares, Inc.	703,173	27,389
HMN Financial, Inc.	42,200	1,350
Hudson City Bancorp, Inc.	1,000,000	12,420
Logansport Financial Corp.	35,000	609
NetBank, Inc.	100,000	751
North Central Bancshares, Inc. (e)	151,800	5,730
Northern Rock PLC	5,000,000	92,594

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

18

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

FINANCIALS – continued
Thrifts & Mortgage Finance – continued
R&G Financial Corp. Class B (e)	1,860,500	$ 24,168
Radian Group, Inc.	2,300,000	131,629
Severn Bancorp, Inc.	316,333	6,042
The PMI Group, Inc. (e)	8,925,000	385,828
W Holding Co., Inc. (e)	8,909,000	76,706
Washington Savings Bank Fsb (a)(e)	462,150	3,882
		1,032,377

TOTAL FINANCIALS		4,887,642

HEALTH CARE – 10.3%
Biotechnology – 0.1%
Albany Molecular Research, Inc. (a)	1,300,000	14,768
Embrex, Inc. (a)(e)	556,600	7,041
Seracare Life Sciences, Inc. (a)	133,600	1,168
Vital BioTech Holdings Ltd.	5,000,000	97
		23,074
Health Care Equipment & Supplies – 1.5%
Cantel Medical Corp. (a)(e)	1,547,650	26,589
Cochlear Ltd.	500,000	17,497
CONMED Corp. (a)	1,054,000	24,917
Cooper Companies, Inc. (e)	2,500,012	138,576
Escalon Medical Corp. (a)(d)(e)	585,100	3,341
Exactech, Inc. (a)(e)	1,133,700	13,072
Golden Meditech Co. Ltd.	12,384,000	3,220
Huntleigh Technology PLC	75,000	416
Invacare Corp. (e)	1,575,000	54,479
Kensey Nash Corp. (a)(d)	500,000	12,205
Kinetic Concepts, Inc. (a)	100,000	3,619
Lifecore Biomedical, Inc. (a)	100,000	1,363
Medical Action Industries, Inc. (a)(e)	1,045,500	23,524
Mentor Corp.	800,000	36,000
Merit Medical Systems, Inc. (a)(e)	2,652,700	37,430
Moulin Global Eyecare Hlds Ltd. (a)	5,000,167	0
Nakanishi, Inc.	225,000	26,425
National Dentex Corp. (a)(e)	435,199	9,844
Nutraceutical International Corp. (a)	367,603	5,316
Orthofix International NV (a)(e)	1,413,200	60,640
Osteotech, Inc. (a)(e)	908,984	4,918
Pihsiang Machinery Manufacturing Co.	195,435	295

See accompanying notes which are an integral part of the financial statements.

19 Semiannual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

HEALTH CARE – continued
Health Care Equipment & Supplies – continued
PolyMedica Corp.	549,975	$ 21,845
Regeneration Technologies, Inc. (a)	244,800	1,934
Theragenics Corp. (a)(e)	2,966,000	10,915
Utah Medical Products, Inc. (e)	473,300	15,146
Waters Corp. (a)	100,000	4,195
West Pharmaceutical Services, Inc.	30,000	916
Young Innovations, Inc. (e)	719,271	26,757
		585,394
Health Care Providers & Services – 7.3%
America Service Group, Inc. (a)	15,500	283
American HomePatient, Inc. (a)(e)	1,735,000	5,795
AMERIGROUP Corp. (a)(e)	4,462,000	99,592
AmSurg Corp. (a)(e)	2,320,012	50,321
Apria Healthcare Group, Inc. (a)(e)	3,358,400	81,844
Bio-Reference Laboratories, Inc. (a)	500,000	8,120
CML Healthcare Income Fund	3,234,400	42,824
Community Health Systems, Inc. (a)	2,000,000	72,780
Corvel Corp. (a)(e)	1,001,195	18,422
Coventry Health Care, Inc. (a)	400,000	23,828
DaVita, Inc. (a)	1,200,000	65,700
Dendrite International, Inc. (a)	575,000	8,349
Emdeon Corp. (a)	100,000	934
Grupo Casa Saba SA de CV sponsored ADR	192,400	3,329
Health Management Associates, Inc. Class A (e)	24,718,900	519,591
Hokuyaku, Inc.	350,000	3,192
Horizon Health Corp. (a)(e)	1,150,000	26,784
ICON PLC sponsored ADR (a)	915,000	40,242
IMS Health, Inc.	400,000	9,840
Japan Medical Dynamic Marketing, Inc. (d)	100,000	911
LifePoint Hospitals, Inc. (a)(e)	3,002,040	92,613
Lincare Holdings, Inc. (a)(e)	9,200,000	388,792
Magellan Health Services, Inc. (a)	607,322	22,155
Medco Health Solutions, Inc. (a)	2,300,000	124,430
Molina Healthcare, Inc. (a)	750,000	19,845
MWI Veterinary Supply, Inc.	100,000	2,667
National Healthcare Corp. (e)	995,700	39,977
Odyssey Healthcare, Inc. (a)(e)	2,600,000	52,988
Omnicare, Inc.	1,000,000	49,700
Option Care, Inc. (d)(e)	2,050,000	28,311
PainCare Holdings, Inc. (a)	1,110,600	4,098

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

20

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

HEALTH CARE – continued
Health Care Providers & Services – continued
Patterson Companies, Inc. (a)	75,000	$ 2,590
Per-Se Technologies, Inc. (a)	600,000	14,922
PRA International (a)	410,673	10,702
RehabCare Group, Inc. (a)(e)	1,273,700	24,430
Renal Care Group, Inc. (a)(e)	7,350,000	348,684
ResCare, Inc. (a)	1,000,024	19,190
Rhoen-Klinikum AG	250,000	10,658
U.S. Physical Therapy, Inc. (a)	250,000	4,650
United Drug PLC:
(Ireland)	2,600,000	11,818
(United Kingdom)	896,677	4,064
UnitedHealth Group, Inc.	6,000,000	356,520
Universal Health Services, Inc. Class B	1,400,000	66,514
		2,782,999
Pharmaceuticals – 1.4%
Bristol-Myers Squibb Co.	400,000	9,116
Far East Pharmaceutical Technology Co. Ltd. (a)	13,000,000	0
Fornix Biosciences NV	112,922	3,074
Il Dong Pharmaceutical Co. Ltd.	140,010	6,243
KV Pharmaceutical Co. Class A (a)	500,000	12,025
Merck & Co., Inc.	6,000,000	207,000
Nichi-iko Pharmaceutical Co. Ltd. (d)	333,000	3,803
Par Pharmaceutical Companies, Inc. (a)	100,000	3,308
Pfizer, Inc.	10,500,000	269,640
Teva Pharmaceutical Industries Ltd. sponsored ADR	712,350	30,367
Tong Ren Tang Technologies Co. Ltd. (H Shares)	400,000	761
Torii Pharmaceutical Co. Ltd.	107,600	2,279
Whanin Pharmaceutical Co. Ltd.	280,000	4,492
		552,108

TOTAL HEALTH CARE		3,943,575

INDUSTRIALS – 9.5%
Aerospace & Defense – 0.8%
Astronics Corp. (a)(e)	749,143	8,196
CAE, Inc. (e)	15,800,400	131,791
Cobham PLC	8,000,000	26,293
DHB Industries, Inc. (a)	200,000	980
Ducommun, Inc. (a)(e)	1,005,600	22,908
K&F Industries Holdings, Inc.	350,000	5,989

See accompanying notes which are an integral part of the financial statements.

21 Semiannual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

INDUSTRIALS – continued
Aerospace & Defense – continued
Magellan Aerospace Corp. (a)	1,350,000	$ 3,390
Moog, Inc. Class A (a)(e)	2,033,600	68,146
Pemco Aviation Group, Inc. (a)(e)	245,280	4,906
The Allied Defense Group, Inc. (a)(e)	371,188	8,500
Triumph Group, Inc. (a)	522,000	22,060
		303,159
Air Freight & Logistics – 0.0%
AirNet Systems, Inc. (a)(e)	593,400	2,041
Baltrans Holdings Ltd.	6,000,000	3,539
Frans Maas Groep NV (Certificaten Van Aandelen) unit	250,000	11,381
		16,961
Airlines – 0.3%
ExpressJet Holdings, Inc. Class A (a)(e)	5,464,206	38,741
MAIR Holdings, Inc. (a)(d)(e)	2,000,026	11,980
Pinnacle Airlines Corp. (a)(d)	568,353	3,598
Republic Airways Holdings, Inc. (a)	1,428,384	21,183
Ryanair Holdings PLC sponsored ADR (a)	450,000	24,633
		100,135
Building Products 1.6%
Aaon, Inc. (a)	451,338	8,666
American Woodmark Corp.	206,087	6,440
Ameron International Corp.	220,700	11,896
Beltecno Corp.	125,000	968
Chosun Refractories Co.	118,000	4,297
Dynasty Ceramic PCL For. Reg.)	500,000	227
Insteel Industries, Inc. (e)	864,998	23,701
Kingspan Group PLC (Ireland)	3,700,000	50,812
Kondotec, Inc.	275,000	3,572
NCI Building Systems, Inc. (a)(e)	2,113,000	107,129
Patrick Industries, Inc. (a)(e)	273,280	2,965
Permasteelisa Spa	425,000	6,730
Royal Group Technologies Ltd. (sub. vtg.) (a)	6,250,000	57,070
Simpson Manufacturing Co. Ltd.	165,000	6,384
Universal Forest Products, Inc.	4	0
USG Corp. (a)(d)(e)	3,500,000	333,200
		624,057
Commercial Services & Supplies – 0.3%
AJIS Co. Ltd.	30,000	615
GFK AG	63,600	2,627

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

22

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

INDUSTRIALS – continued
Commercial Services & Supplies – continued
Mitie Group PLC	5,570,800	$ 18,532
Navigant Consulting, Inc. (a)	430,000	9,770
Nippon Filing Co. Ltd.	100,000	442
On Assignment, Inc. (a)(e)	1,842,871	22,907
Penna Consulting PLC (a)	395,000	829
RCM Technologies, Inc. (a)(e)	1,140,063	6,521
RemedyTemp, Inc. Class A (a)(e)	854,600	8,888
Roto Smeets de Boer NV	149,750	8,432
Spherion Corp. (a)	2,630,900	29,466
Wesco, Inc.	300,000	1,649
Wyndeham Press Group PLC (e)	4,000,000	8,681
		119,359
Construction & Engineering – 2.7%
Abengoa SA	400,000	7,389
Actividades de Construccion y Servicios SA (ACS)	2,500,000	87,046
Aoki Marine Co. Ltd.	126,000	591
Arcadis NV	415,000	14,515
Chodai Co. Ltd.	124,000	740
Dongyang Express & Construction Corp.	10,650	472
Heijmans NV (e)	2,000,000	90,443
Hibiya Engineering Ltd.	1,400,000	17,063
Imtech NV	500,000	20,660
Jacobs Engineering Group, Inc. (a)	2,300,000	191,751
Japan Steel Tower Co. Ltd	400,000	2,523
Kaneshita Construction Co. Ltd.	815,000	6,391
Keller Group PLC	165,000	1,207
Kier Group PLC	500,000	12,764
Komai Tekko, Inc.	100,000	394
Koninklijke BAM Groep NV	950,000	85,205
Kyeryong Construction Industrial Co. Ltd.	215,000	6,832
Matsui Construction Co. Ltd.	439,100	2,290
Sanyo Engineering & Construction, Inc.	1,000,000	8,523
Shaw Group, Inc. (a)(e)	5,917,153	210,769
Shinsegae Engineering & Construction Co. Ltd. (e)	305,720	11,116
ShoLodge, Inc. (a)(e)	479,842	2,591
Stantec, Inc. (a)(e)	1,893,300	70,848
Sterling Construction Co., Inc. (a)	50,000	931
Tae Young Corp.	10,000	724
Takada Kiko Co. Ltd.	675,000	3,676
Takigami Steel Construction Co. Ltd.	300,000	2,097

See accompanying notes which are an integral part of the financial statements.

23 Semiannual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

INDUSTRIALS – continued
Construction & Engineering – continued
Technical Olympic SA (Reg.)	2,250,000	$ 13,344
URS Corp. (a)(e)	3,786,900	162,004
Yokogawa Bridge Corp. (d)	875,000	7,719
Yokogawa Construction Co. Ltd.	300,000	1,583
Yurtec Corp.	1,150,000	6,861
		1,051,062
Electrical Equipment – 1.2%
Acbel Polytech, Inc.	548,025	270
Acuity Brands, Inc.	643,200	24,371
Aichi Electric Co. Ltd.	900,000	3,413
AZZ, Inc. (a)(e)	539,100	13,273
BYD Co. Ltd. (H Shares)	2,000,000	4,059
C&D Technologies, Inc. (e)	2,534,000	21,032
Channell Commercial Corp. (a)	236,589	911
Chase Corp. (e)	404,700	5,929
Deswell Industries, Inc. (e)	937,403	9,880
Dewey Electronics Corp. (a)	61,200	266
Draka Holding NV (a)(d)(e)	3,332,396	59,290
EnerSys (a)	322,600	4,494
General Cable Corp. (a)(e)	3,800,000	93,100
Genlyte Group, Inc. (a)(e)	2,650,000	153,276
Koito Industries Ltd.	800,000	4,432
Korea Electric Terminal Co. Ltd. (e)	610,000	11,312
Nexans SA	425,000	23,382
Power Logics Co. Ltd.	525,000	8,013
TB Wood’s Corp. (a)	149,595	1,106
		441,809
Industrial Conglomerates – 0.6%
Aalberts Industries NV	143,414	9,220
DCC PLC (Ireland) (e)	8,300,000	188,122
Mega First Corp. BHD	713,000	162
Teleflex, Inc.	750,000	47,303
		244,807
Machinery – 1.3%
American Railcar Industries, Inc. (d)	100,000	2,988
Ampco-Pittsburgh Corp.	171,400	3,332
Cascade Corp. (e)	1,059,000	54,073
Collins Industries, Inc.	172,210	1,085
Columbus McKinnon Corp. (NY Shares) (a)	500,000	13,900

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

24

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

INDUSTRIALS – continued
Machinery – continued
First Engineering Ltd.	3,500,000	$ 2,395
FKI PLC	3,500,000	7,970
Foremost Income Fund (e)	1,500,000	19,518
Gardner Denver, Inc. (a)	500,000	26,450
Gehl Co. (a)(e)	879,994	25,696
Greenbrier Companies, Inc. (e)	1,326,800	47,035
Hardinge, Inc. (e)	884,287	15,873
Met-Pro Corp.	223,421	2,916
NACCO Industries, Inc. Class A	300,000	41,052
Pfeiffer Vacuum Technology AG sponsored ADR	100,000	5,530
Quipp, Inc. (e)	141,500	1,538
S&T Corp.	170,000	4,684
Seksun Corp. Ltd. (e)	28,500,000	5,710
Supreme Industries, Inc. Class A	409,550	3,133
The Weir Group PLC	825,000	6,311
Trifast PLC (e)	7,142,858	6,417
Trinity Industries, Inc. (e)	3,400,000	173,604
Twin Disc, Inc. (e)	228,130	13,015
Velan, Inc. (sub. vtg.)	421,900	4,945
Wolverine Tube, Inc. (a)(e)	1,476,481	7,811
		496,981
Marine – 0.1%
Chuan Hup Holdings Ltd.	3,000,000	712
Compagnie Maritime Belge SA (CMB)	300,000	9,913
Ocean Wilsons Holdings Ltd.	450,000	3,302
Tokyo Kisen Co. Ltd. (e)	600,000	5,119
		19,046
Road & Rail 0.2%
Daiwa Logistics Co. Ltd.	375,000	3,787
Dongyang Express Bus Corp. (a)	4,350	76
Heartland Express, Inc.	10,000	233
Hutech Norin Co. Ltd.	140,000	1,723
Japan Logistic Systems Corp	300,000	1,327
Marten Transport Ltd. (a)	899,988	19,998
P.A.M. Transportation Services, Inc. (a)(e)	881,606	16,883
Sakai Moving Service Co. Ltd.	228,900	5,872
Trancom Co. Ltd.	300,000	8,540
Universal Truckload Services, Inc.	174,985	4,126
		62,565

See accompanying notes which are an integral part of the financial statements.

25 Semiannual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

INDUSTRIALS – continued
Trading Companies & Distributors – 0.3%
Brammer PLC	2,249,960	$ 8,826
Fujitsu Devices, Inc.	65,000	1,025
Grafton Group PLC Class A unit	4,500,017	52,775
Nishio Rent All Co. Ltd.	408,000	8,624
Richelieu Hardware Ltd.	845,200	15,732
SIG PLC	1,350,000	19,573
UAP Holding Corp.	500,000	10,580
Uehara Sei Shoji Co. Ltd. (e)	1,250,000	9,375
Wakita & Co. Ltd.	700,000	7,040
		133,550
Transportation Infrastructure 0.1%
Isewan Terminal Service Co. Ltd.	832,000	6,914
Meiko Transportation Co. Ltd.	500,000	6,968
Sea Containers Ltd. Class A	400,000	5,488
		19,370

TOTAL INDUSTRIALS		3,632,861

INFORMATION TECHNOLOGY – 10.9%
Communications Equipment – 1.8%
Applied Innovation, Inc. (a)(e)	856,380	3,143
Bel Fuse, Inc.:
Class A	408,563	12,849
Class B (non-vtg.)	47,300	1,761
Belden CDT, Inc.	1,600,000	43,360
Black Box Corp. (e)	1,981,025	100,299
Blonder Tongue Laboratories, Inc. (a)(e)	459,500	1,006
Cisco Systems, Inc. (a)	8,000,000	148,560
ClearOne Communications, Inc. (a)(e)	824,048	2,060
Comba Telecom Systems Holdings Ltd.	2,950,000	1,188
Communications Systems, Inc. (e)	630,381	7,218
Ditech Communications Corp. (a)(e)	3,220,200	29,336
ECI Telecom Ltd. (a)	5,500,000	45,925
Gemtek Technology Corp.	753,061	1,201
Intracom Holdings SA (Reg.) (e)	6,850,000	56,276
Ixia (a)	100,000	1,260
Nera Telecommunications Ltd.	9,000,000	2,802
NETGEAR, Inc. (a)(e)	2,943,457	53,335
Optical Cable Corp. (a)(e)	579,700	2,962
Optical Communication Products, Inc. (a)	839,293	2,484

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

26

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

INFORMATION TECHNOLOGY – continued
Communications Equipment – continued
Packeteer, Inc. (a)(e)	1,800,000	$ 23,292
Performance Technologies, Inc. (a)	605,819	4,998
Plantronics, Inc.	1,500,000	52,500
SpectraLink Corp. (a)	150,000	1,853
Sunrise Telecom, Inc.	453,855	726
Superior Essex, Inc. (a)	50,000	1,145
Tkh Group NV unit	806,000	40,161
Tollgrade Communications, Inc. (a)	147,300	1,718
UTStarcom, Inc. (a)(d)(e)	8,273,850	58,000
		701,418
Computers & Peripherals – 1.1%
ASUSTeK Computer, Inc.	1,210,000	4,064
Chicony Electronics Co. Ltd.	2,000,000	1,771
Datapulse Technology Ltd.	3,550,000	394
Dataram Corp. (e)	858,800	4,509
High Tech Computer Corp.	108,000	2,357
InFocus Corp. (a)(e)	3,962,700	15,455
Logitech International SA sponsored ADR (a)	2,800,000	119,000
Overland Storage, Inc. (a)(e)	1,405,370	12,297
QLogic Corp. (a)	500,000	19,835
Qualstar Corp. (a)(e)	1,260,803	5,157
Seagate Technology	7,500,000	195,600
TPV Technology Ltd.	28,000,000	31,432
Unisteel Technology Ltd.	10,140,000	12,690
		424,561
Electronic Equipment & Instruments – 3.1%
AddTech AB (B Shares)	275,000	3,160
CTS Corp. (e)	2,220,000	27,328
Daidensha Co. Ltd.	100,000	639
Delta Electronics, Inc.	14,675,332	31,417
Delta Electronics PCL (For. Reg.)	31,326,800	14,565
FARO Technologies, Inc. (a)	59,800	953
Global Imaging Systems, Inc. (a)(e)	2,322,490	82,123
Hon Hai Precision Industry Co. Ltd. (Foxconn)	51,778,044	357,837
Huan Hsin Holdings Ltd.	2,500,000	1,009
INTOPS Co. Ltd.	100,000	3,834
Jurong Technologies Industrial Corp. Ltd.	13,000,000	14,025
Kingboard Chemical Holdings Ltd.	31,800,000	100,840
Kingboard Chemical Holdings Ltd. warrants 12/31/06 (a)	3,180,000	1,976

See accompanying notes which are an integral part of the financial statements.

27 Semiannual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

INFORMATION TECHNOLOGY – continued
Electronic Equipment & Instruments – continued
M Flex Electronix, Inc. (a)	750,025	$ 40,321
Mercury Computer Systems, Inc. (a)	1,002,770	19,414
Mesa Laboratories, Inc. (e)	226,850	3,627
MOCON, Inc. (e)	331,401	2,906
Muramoto Electronic Thailand PCL (For. Reg.)	1,141,800	8,212
Orbotech Ltd. (a)(e)	2,999,985	72,750
PC Connection, Inc. (a)	557,488	3,183
Perceptron, Inc. (a)	400,034	2,800
Planar Systems, Inc. (a)(e)	1,473,877	20,369
Samsung SDI Co. Ltd. GDR (f)	200,000	5,400
ScanSource, Inc. (a)(e)	1,100,007	64,691
Scientific Technologies, Inc. (a)	114,649	1,296
SED International Holdings, Inc. (a)(e)	480,000	336
Sigmatron International, Inc. (a)(e)	371,000	4,337
Sinotronics Holdings Ltd.	13,000,000	1,253
Solectron Corp. (a)	23,000,000	87,860
Somera Communications, Inc. (a)(e)	2,560,015	1,843
Spectrum Control, Inc. (a)(e)	1,306,151	9,391
SYNNEX Corp. (a)(e)	1,795,000	33,441
Taitron Components, Inc. Class A (sub. vtg.) (a)	465,200	1,009
Tech Data Corp. (a)	1,650,000	68,030
Tomen Electronics Corp.	70,000	1,939
TT electronics PLC (e)	10,500,000	31,754
Varitronix International Ltd.	11,000,000	7,674
Winland Electronics, Inc. (a)(e)	230,600	959
Wireless Telecom Group, Inc. (e)	1,566,300	4,151
Xyratex Ltd. (a)(e)	1,495,000	33,742
Ya Hsin Industrial Co. Ltd.	1,648,905	1,646
Zomax, Inc. (a)(e)	3,156,609	6,282
		1,180,322
Internet Software & Services – 0.1%
Digital River, Inc. (a)	60,000	2,015
Digitas, Inc. (a)	450,000	5,891
Internet Gold Golden Lines Ltd. (a)	548,100	3,332
Online Resources Corp. (a)	102,500	1,363
ValueClick, Inc. (a)	175,000	3,294
YP Corp. (a)	1,940,800	1,164
		17,059

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

28

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

INFORMATION TECHNOLOGY – continued
IT Services – 2.1%
Affiliated Computer Services, Inc. Class A (a)	2,000,000	$ 125,200
Computer Sciences Corp. (a)	5,000,000	253,500
Convergys Corp. (a)	1,750,000	30,100
CSE Global Ltd.	8,000,000	3,921
CSG Systems International, Inc. (a)	691,548	15,747
Daitec Co. Ltd. (e)	1,000,000	11,250
Econocom Group SA	150,000	1,247
Emblaze Ltd. (a)	400,000	893
Fiserv, Inc. (a)	1,100,000	48,378
Indra Sistemas SA	1,500,000	29,003
infoUSA, Inc.	1,280,952	14,039
Kanbay International, Inc. (a)	384,160	6,477
Lightbridge, Inc. (a)	699,979	6,825
Sabre Holdings Corp. Class A	6,103,800	149,543
StarTek, Inc.	229,600	4,661
Technology Solutions Co. (a)(e)	184,375	1,409
The BISYS Group, Inc. (a)(e)	6,100,000	88,389
Wright Express Corp.	375,000	9,540
		800,122
Semiconductors & Semiconductor Equipment – 0.8%
Axcelis Technologies, Inc. (a)(e)	10,053,006	63,535
BE Semiconductor Industries NV (NY Shares) (a)	3,096,700	16,413
Catalyst Semiconductor, Inc. (a)(e)	1,727,985	8,605
Elan Microelectronics Corp.	2,295,922	1,155
ESS Technology, Inc. (a)(e)	3,956,700	15,827
Intest Corp. (a)(e)	909,300	3,419
IXYS Corp. (a)	116,103	1,248
KEC Corp. (e)	7,450,000	19,637
Lattice Semiconductor Corp. (a)(e)	9,400,018	42,582
MediaTek, Inc.	3,850,000	39,540
Melexis NV (e)	3,045,000	43,001
Omnivision Technologies, Inc. (a)(d)	500,000	12,615
Pericom Semiconductor Corp. (a)(e)	2,634,474	25,554
Realtek Semiconductor Corp.	15,621,550	19,132
Reliability, Inc. (a)(e)	666,700	167
Taiwan Mask Corp.	5,250,000	2,607
Trio-Tech International (e)	292,700	1,736
Ultra Clean Holdings, Inc. (a)	370,331	3,514
		320,287

See accompanying notes which are an integral part of the financial statements.

29 Semiannual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

INFORMATION TECHNOLOGY – continued
Software 1.9%
Ansoft Corp. (a)	67,988	$ 2,387
Ansys, Inc. (a)(e)	2,869,972	125,877
Bottomline Technologies, Inc. (a)	10,000	115
Catapult Communications Corp. (a)(e)	955,456	11,351
Citect Corp. Ltd. (e)	4,225,000	6,151
Dynamics Research Corp. (a)	161,333	2,283
ECtel Ltd. (a)(e)	2,030,414	9,279
Epicor Software Corp. (a)	700,300	9,314
EPIQ Systems, Inc. (a)	479,710	10,698
Exact Holdings NV (e)	1,725,000	56,183
FactSet Research Systems, Inc.	414,500	16,530
Fair, Isaac & Co., Inc.	199,900	8,860
ICT Automatisering NV (e)	638,301	12,334
Infomedia Ltd.	600,000	218
Jack Henry & Associates, Inc.	1,975,500	40,438
MacDonald Dettwiler & Associates Ltd. (a)	375,000	13,088
Macrovision Corp. (a)	675,000	12,548
Mercury Interactive Corp. (a)	300,000	10,425
MetaSolv, Inc. (a)(e)	2,517,507	8,006
Netsmart Technologies, Inc. (a)(e)	449,985	5,836
Oracle Corp. (a)	24,000,000	301,680
Pegasystems, Inc. (a)	490,381	3,879
Pervasive Software, Inc. (a)(e)	2,078,644	8,938
Planit Holdings PLC	3,400,000	1,421
Progress Software Corp. (a)	509,000	14,639
Springsoft, Inc.	6,290,873	10,030
TTI Team Telecom International Ltd. (a)(e)	1,172,000	4,301
Unit 4 Agresso NV (a)	700,000	11,357
		718,166

TOTAL INFORMATION TECHNOLOGY		4,161,935

MATERIALS 6.0%
Chemicals – 1.7%
Aronkasei Co. Ltd.	780,000	4,693
Bairnco Corp. (e)	676,573	6,238
CPAC, Inc. (e)	577,200	2,320
Dongbu Fine Chemical Co. Ltd.	135,080	1,984
Engelhard Corp.	5,600,000	225,680
FMC Corp. (a)(e)	2,900,000	163,618

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

30

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

MATERIALS – continued
Chemicals – continued
International Flavors & Fragrances, Inc.	167,000	$ 5,504
Kemira GrowHow Oyj	375,000	2,716
Kendrion NV (a)(d)	1,000,000	2,090
Korea Polyol Co. Ltd.	144,929	6,372
Miwon Commercial Co. Ltd.	6,530	197
Nihon Kagaku Sangyo Co. Ltd.	150,000	1,227
Octel Corp. (e)	1,381,800	27,995
OM Group, Inc. (a)(e)	2,892,600	62,220
Rockwood Holdings, Inc.	250,000	5,308
Spartech Corp.	900,000	21,627
Summa Industries, Inc. (e)	437,926	3,324
Tokyo Printing Ink Manufacturing Co. Ltd.	400,000	1,370
Yara International ASA	7,000,000	103,658
		648,141
Construction Materials 1.3%
Brampton Brick Ltd. Class A (sub. vtg.)	827,000	8,423
Cemex SA de CV sponsored ADR	1,500,000	98,970
Devcon International Corp. (a)	127,764	1,182
Eagle Materials, Inc. (d)	275,026	44,799
Lafarge North America, Inc. (e)	5,400,000	332,748
Titan Cement Co. SA (Reg.)	700,000	30,796
		516,918
Containers & Packaging – 0.3%
Airspray NV	170,000	4,527
British Polythene Industries PLC (e)	1,300,000	12,257
Caraustar Industries, Inc. (a)(e)	2,074,103	22,566
Myers Industries, Inc.	500,000	7,500
Peak International Ltd. (a)(e)	1,375,700	4,100
RPC Group PLC	850,000	4,136
Silgan Holdings, Inc.	1,804,908	68,334
Starlite Holdings Ltd.	1,000,000	84
		123,504
Metals & Mining – 2.3%
Algoma Steel, Inc.	850,000	21,523
Blue Earth Refineries, Inc. (a)	484,200	542
Compania de Minas Buenaventura SA sponsored ADR	3,433,600	95,179
Croesus Mining NL (a)	1,100,000	267
Equigold NL	2,950,000	3,109
Equigold NL warrants 5/31/07 (a)	737,500	120

See accompanying notes which are an integral part of the financial statements.

31 Semiannual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

MATERIALS – continued
Metals & Mining – continued
Gerdau SA sponsored ADR (d)	3,690,000	$ 80,442
Grupo Imsa SA de CV unit	4,500,000	15,711
Hanil Iron & Steel Co.	55,000	1,020
Harmony Gold Mining Co. Ltd. sponsored ADR (a)(d)	1,000,000	18,630
Harris Steel Group, Inc. (e)	1,650,000	40,564
Industrias Penoles SA de CV	3,680,900	24,673
Jubilee Mines NL	500,000	2,730
Korea Steel Shapes Co. Ltd.	35,960	1,083
Major Drilling Group International, Inc. (a)	750,000	14,625
Metalrax Group PLC	2,700,000	3,302
Mittal Steel Co. NV Class A (NY Shares)	1,650,000	59,730
Northwest Pipe Co. (a)(e)	670,375	19,153
Novicourt, Inc.	994,450	2,017
POSCO sponsored ADR	4,200,000	241,038
Resolute Mining Ltd. (a)(d)	500,000	552
Richmont Mines, Inc. (a)	800,000	3,112
Roanoke Electric Steel Corp. (e)	1,047,281	29,575
Ryerson Tull, Inc. (d)(e)	1,750,000	54,040
Samuel Manu Tech, Inc.	250,000	2,625
Sherritt International Corp.	4,500,000	40,340
Stillwater Mining Co. (a)	2,100,000	30,450
Titanium Metals Corp. (a)(d)	550,000	41,630
Tohoku Steel Co. Ltd.	275,000	3,984
Webco Industries, Inc. (a)	12,423	839
Wheeling Pittsburgh Corp. (a)(e)	841,516	12,513
		865,118
Paper & Forest Products 0.4%
Buckeye Technologies, Inc. (a)(e)	3,744,000	35,268
Gunns Ltd.	2,650,000	5,747
M real Oyj (B Shares)	6,000,000	30,407
Sino-Forest Corp. (a)(e)	9,101,000	44,828
Sino-Forest Corp. (a)(e)(f)	4,500,000	22,165
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	1,250,000	15,588
		154,003

TOTAL MATERIALS		2,307,684

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

32

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

TELECOMMUNICATION SERVICES – 0.4%
Diversified Telecommunication Services – 0.1%
Atlantic Tele-Network, Inc. (e)	493,220	$ 19,236
Hungarian Telephone & Cable Corp. (a)	204,200	3,230
Iowa Telecommunication Services, Inc.	200,000	3,376
PT Telkomunikasi Indonesia Tbk sponsored ADR	750,000	20,760
Telecom Plus PLC	154,757	419
XETA Technologies, Inc. (a)(e)	974,969	2,233
		49,254
Wireless Telecommunication Services – 0.3%
China Mobile (Hong Kong) Ltd. sponsored ADR	100,000	2,460
Cosmote Mobile Telecommunications SA	1,700,000	39,254
Metro One Telecommunications, Inc. (a)(e)	2,469,785	988
SK Telecom Co. Ltd. sponsored ADR	2,700,000	62,721
Taiwan Cellular Co. Ltd.	8,000,000	7,432
Tele Centro Oeste Celular Participacoes SA sponsored ADR
(non-vtg.) (d)	335,000	4,844
Turkcell Iletisim Hizmet AS sponsored ADR	199,987	3,482
		121,181

TOTAL TELECOMMUNICATION SERVICES		170,435

UTILITIES – 0.4%
Electric Utilities – 0.4%
Allegheny Energy, Inc. (a)	500,000	17,395
Korea Electric Power Corp. sponsored ADR	5,000,000	113,600
Maine & Maritimes Corp. (a)(e)	103,000	1,741
		132,736
Gas Utilities 0.0%
Hokuriku Gas Co.	1,700,000	6,737
Keiyo Gas Co. Ltd.	223,000	1,220
KyungDong City Gas Co. Ltd.	140,000	4,193
Otaki Gas Co. Ltd.	654,000	3,958
Shinnihon Gas Corp.	68,500	367
		16,475

TOTAL UTILITIES		149,211

TOTAL COMMON STOCKS
(Cost $21,217,626)		34,986,577

See accompanying notes which are an integral part of the financial statements.

33 Semiannual Report

Investments continued

Nonconvertible Preferred Stocks 0.0%
	Shares	Value (Note 1)
		(000s)

HEALTH CARE – 0.0%
Health Care Providers & Services – 0.0%
Impath Bankruptcy Liquidating Trust Class A (a)	1,665,000	$ 3,164
MATERIALS 0.0%
Construction Materials 0.0%
Buzzi Unicem Spa (Risp)	350,000	4,436
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $21,795)		7,600

Investment Companies 0.4%

iShares Russell 2000 Index Fund (d)
(Cost $127,962)	2,196,800	158,938

Convertible Bonds 0.0%
	Principal
	Amount (000s)

INFORMATION TECHNOLOGY – 0.0%
Electronic Equipment & Instruments – 0.0%
Trans Lux Corp. 8.25% 3/1/12	$ 500	489
MATERIALS 0.0%
Paper & Forest Products 0.0%
Mercer International, Inc. 8.5% 10/15/10 (f)	15,400	17,527
TOTAL CONVERTIBLE BONDS
(Cost $15,978)		18,016

U.S. Treasury Obligations 0.0%

U.S. Treasury Bills, yield at date of purchase 3.98% to
4.22% 3/9/06 to 4/6/06 (g)
(Cost $20,205)	20,300	20,203

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

34

Money Market Funds 9.7%
		Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 4.46% (b)		3,016,789,822	$ 3,016,790
Fidelity Securities Lending Cash Central Fund,
4.48% (b)(c)		686,270,173	686,270
TOTAL MONEY MARKET FUNDS
(Cost $3,703,060)			3,703,060
TOTAL INVESTMENT PORTFOLIO 101.4%
(Cost $25,106,626)			38,894,394

NET OTHER ASSETS – (1.4)%			(555,825)
NET ASSETS 100%			$ 38,338,569

Futures Contracts
	Expiration	Underlying	Unrealized
	Date	Face Amount	Appreciation/
		at Value (000s)	(Depreciation)
			(000s)
Purchased
Equity Index Contracts
4,275 Russell 1000 Mini Index Contracts	March 2006	$314,939	$18,421
567 Russell 2000 Index Contracts	March 2006	208,854	12,234
TOTAL EQUITY INDEX CONTRACTS		$523,793	$30,655

The face value of futures purchased as a percentage of net assets – 1.3%

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the fund’s holdings as of its
most recent quarter end is available
upon request.

(c) Investment made with cash collateral
received from securities on loan.

(d) Security or a portion of the security is on
loan at period end.

(e) Affiliated company

(f) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $82,123,000 or
0.2% of net assets.

(g) Security or a portion of the security was
pledged to cover margin requirements
for futures contracts. At the period end,
the value of securities pledged
amounted to $20,203,000.

See accompanying notes which are an integral part of the financial statements.

35 Semiannual Report

Investments continued

(h) Restricted securities – Investment in
securities not registered under the
Securities Act of 1933 (excluding 144A
issues). At the end of the period, the
value of restricted securities (excluding
144A issues) amounted to $19,992,000
or 0.1% of net assets.

Additional information on each holding is as follows:

	Acquisition	Acquisition
Security	Date	Cost (000s)
Gondola Holdings
PLC	11/8/05	$23,036

Affiliated Central Funds

Information regarding fiscal year to date income received by the fund from the affiliated Central funds is as follows:

Fund	Income received
(Amounts in thousands)
Fidelity Cash Central Fund	$79,345
Fidelity Securities Lending Cash Central Fund	4,762
Total	$84,107

Other Affiliated Issuers

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

	Value,
Affiliates	beginning of		Sales	Dividend	Value, end of
(Amounts in thousands)	period	Purchases	Proceeds	Income	period

Aastra Technologies Ltd.	$36,685	$—	$38,096	$—	$—
Abbey PLC	38,418			495	41,405
ACE Cash Express, Inc.	31,634	544	—	—	35,942
Action Performance
Companies, Inc.	15,660	—	23,535	—	—
Adams Resources & Energy,
Inc.	8,837	—	—	156	11,283
Advanced Marketing Services,
Inc.	10,234	—	—	—	7,042
AirNet Systems, Inc.	1,394	1,220	—	—	2,041
Albany Molecular Research,
Inc.	31,040	—	9,472	—	—
Alliance One International, Inc.	39,390	—	—	195	28,990
American Axle &
Manufacturing Holdings, Inc.	132,992	3,715	—	1,474	93,253
American HomePatient, Inc.	4,043	—	—	—	5,795
American Italian Pasta Co.
Class A	32,465	4,787	—	—	6,727
AMERIGROUP Corp.	64,103	49,239	—	—	99,592
AmSurg Corp.	45,892	16,501	—	—	50,321
Ansys, Inc.	104,352	—	—	—	125,877
Applebee’s International, Inc.	218,708	—	—	1,650	197,753
Applied Innovation, Inc.	4,068	126	185	—	3,143
Apria Healthcare Group, Inc.	57,341	41,776	—	—	81,844

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 36

	Value,
Affiliates	beginning of		Sales	Dividend	Value, end of
(Amounts in thousands)	period	Purchases	Proceeds	Income	period
ArvinMeritor, Inc.	$130,706	$3,110	$—	$1,392	$122,536
Astronics Corp.	7,716	—	—	—	8,196
Atlantic Tele Network,
Inc.	15,783	—	—	296	19,236
Axcelis Technologies,
Inc.	36,623	28,730	—	—	63,535
AZZ, Inc.	9,704	—			13,273
Bairnco Corp.	7,388	—	—	81	6,238
Bank of the Ozarks,
Inc.	50,205	—	—	300	54,660
Barratt Developments
PLC	303,385	—	—	7,543	425,137
Belhaven Group PLC	21,696	—	25,882	—	—
Bellway PLC	159,352	—	—	3,399	215,056
Benihana, Inc.	7,477	—	—	—	8,586
BJ’s Wholesale Club,
Inc.	223,421	—	—	—	225,173
Black Box Corp.	86,769	—	—	238	100,299
Blonder Tongue
Laboratories, Inc.	1,172	—	—	—	1,006
Blyth, Inc.	86,484	22,698	—	842	88,931
Bolt Technology Corp.	4,303	—	2,435	—	7,801
Boston Acoustics, Inc.	4,738	—	4,804	—	—
British Polythene
Industries PLC	8,511	—	—	162	12,257
Buckeye Technologies,
Inc.	36,130	—	—	—	35,268
C&D Technologies, Inc.	25,477	42	—	105	21,032
CAE, Inc.	95,194	—	5,623	236	131,791
Cagle’s, Inc. Class A	5,688	—	—	—	4,385
Cantel Medical Corp.	20,505	6,942	—	—	26,589
Caraustar Industries,
Inc.	29,358	—	3,591	—	22,566
Career Education Corp.	238,946	121,854	—	—	318,317
Cascade Corp.	53,350	—	7,516	340	54,073
Castle Energy Corp.	17,668	—	750	115	31,697
Catalyst Semiconductor,
Inc.	7,845	—	—	—	8,605
Catapult
Communications
Corp.	—	15,081	—	—	11,351
Cathay General
Bancorp	91,604	10,672	5,770	509	98,203
Cattles PLC	110,942	—	1,100	1,874	119,172
CEC Entertainment, Inc.	141,747	—	—	—	133,274

See accompanying notes which are an integral part of the financial statements.

37 Semiannual Report

Investments continued

	Value,
Affiliates	beginning of		Sales	Dividend	Value, end of
(Amounts in thousands)	period	Purchases	Proceeds	Income	period

Championship Auto
Racing Teams, Inc.	$250	$—	$—	$—	$—
Charlotte Russe
Holding, Inc.	28,168	—	27,603	—	—
Chase Corp.	5,585	—	—	142	5,929
Cherokee, Inc.	24,583	—	385	785	26,963
Chime Communications
PLC	7,639	—	—	43	9,306
Chromcraft Revington,
Inc.	13,546	—	—	—	12,636
Citect Corp. Ltd.	2,703	—	—	82	6,151
ClearOne
Communications, Inc.	3,370	265	377	—	2,060
Clinton Cards PLC	14,074	—	—	118	12,211
Columbus McKinnon
Corp. (NY Shares)	22,499	—	23,397	—	—
Communications
Systems, Inc.	5,568	996	—	84	7,218
Compudyne Corp.	3,670	—	3,089	—	—
Cooper Companies,
Inc.	171,751	—	—	75	138,576
Corinthian Colleges,
Inc.	124,891	404	—	—	115,737
Corvel Corp.	26,892	—	—	—	18,422
CPAC, Inc.	2,828	—	—	81	2,320
CTS Corp.	33,873	—	6,364	139	27,328
D.R. Horton, Inc.	1,059,846	168,641	—	8,020	1,149,251
Daitec Co. Ltd.	9,656	—	778	149	11,250
Dataram Corp.	5,848	—	—	86	4,509
DCC PLC (Ireland)	184,736	—	1,274	1,513	188,122
Decorator Industries,
Inc.	1,948	—	—	15	2,033
Delta Apparel, Inc.	11,150	760	—	65	16,471
Deswell Industries, Inc.	15,579	—	900	310	9,880
Direct General Corp.	39,448	—	—	169	36,019
Ditech Communications
Corp.	5,137	18,893	—	—	29,336
Dollar Tree Stores, Inc.	124,511	14,480	—	—	139,628
Dominion Homes, Inc.	17,720	—	—	—	8,733
Dong A Pharmaceutical
Co. Ltd.	25,506	—	38,971	—	—
Doral Financial Corp.	112,639	—		1,708	79,351
Draka Holding NV	41,617	—	—	—	59,290
Drew Industries, Inc.	44,550	—	4,133	—	69,449
DSG International Ltd.	2,234	—	—	—	2,457

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

38

	Value,
Affiliates	beginning of		Sales	Dividend	Value, end of
(Amounts in thousands)	period	Purchases	Proceeds	Income	period
Ducommun, Inc.	$22,143	$—	$—	$—	$22,908
Dura Automotive
Systems, Inc. Class A	8,778	—	—	—	4,370
Eagle Materials, Inc.	86,751	—	65,618	215	—
ECI Telecom Ltd.	44,605	—	—	—	—
ECtel Ltd.	8,528	—	—	—	9,279
Educational
Development Corp.	3,119	732	—	—	3,132
Electronics for Imaging,
Inc.	87,875	—	92,239	—	—
Elscint Ltd.	7,914	—
Embrex, Inc.	6,118	182	—	—	7,041
EMCOR Group, Inc.	61,799	—	83,790	—	—
Enesco Group, Inc.	2,919	—	1,729	—	—
Engelhard Corp.	154,926	63,220	76,905	1,678	—
Epic Bancorp	207	3,411	—	9	3,134
Escalon Medical Corp.	4,698	—	—	—	3,341
ESS Technology, Inc.	16,025	—	—	—	15,827
Exact Holdings NV	46,788	—	—	—	56,183
Exactech, Inc.	14,999	1,859	—	—	13,072
ExpressJet Holdings,
Inc. Class A	53,036	3,509	—	—	38,741
Fab Industries, Inc.	1,641	—	1,641	—	—
Farstad Shipping ASA	33,128	—	—	—	35,235
Federal Screw Works	3,203	—	—	31	2,109
Financial Industries
Corp.	9,964	—	—	—	10,615
Finlay Enterprises, Inc.	12,656	—	—	—	9,007
First Bancorp,
Puerto Rico	194,444	70	—	1,000	101,422
First Mutual
Bancshares, Inc.	13,762	—	135	626	13,316
Flanigan’s Enterprises,
Inc.	1,121	—	365	30	—
FMC Corp.	175,392	—	—	—	163,618
Footstar, Inc.	12,802	—	—	—	7,963
Foremost Income Fund	—	—	—	—	19,518
Fossil, Inc.	169,242	—	—	—	168,602
Fremont General Corp.	133,809	—	—	986	134,138
French Connection
Group PLC	25,646	—	1,418	174	26,634
Fresh Brands, Inc.	3,856	—	—	—	3,565
Fresh Del Monte
Produce, Inc.	142,019	10,358	—	2,274	133,342
Friedmans, Inc. Class A	1,867	—	28	—	—
Gehl Co.	28,742	1,152	1,464	—	25,696

See accompanying notes which are an integral part of the financial statements.

39 Semiannual Report

Investments continued

	Value,
Affiliates	beginning of		Sales	Dividend	Value, end of
(Amounts in thousands)	period	Purchases	Proceeds	Income	period

General Cable Corp.	$63,080	$—	$—	$—	$93,100
Genesco, Inc.	80,663	—	2,472	—	81,795
Genlyte Group, Inc.	136,157	—	—	—	153,276
Gildan Activewear, Inc.
Class A	151,835	—	34,496	—	201,085
Global Imaging
Systems, Inc.	80,498	—	—	—	82,123
Goodfellow, Inc.	9,177	—	—	261	8,390
Greenbrier Companies,
Inc.	—	38,759	—	102	47,035
Group 1 Automotive,
Inc.	58,510	7,209	—	—	77,963
Gulf Island Fabrication,
Inc.	21,389	—	—	145	27,140
Hampshire Group Ltd.	21,301	—	116	—	21,046
Hankook Shell Oil Co.
Ltd.	4,178	—	—	930	4,826
Hansen Natural Corp.	78,787	—	9,826	—	130,818
Hardinge, Inc.	13,530	—	—	53	15,873
Harris Steel Group, Inc.	28,811	—	964	232	40,564
Harvest Natural
Resources, Inc.	19,621	16,598	—	—	35,880
Health Management
Associates, Inc.
Class A	580,720	6,962	—	2,459	519,591
Heijmans NV	100,990	—	3,487	—	90,443
Helen of Troy Ltd.	69,872	—	—	—	57,114
Henry Boot PLC	26,190	—	—	215	32,884
Horizon Health Corp.	31,224	—	1,098	—	26,784
Hot Topic, Inc.	56,232	19,482	—	—	64,511
HTL International
Holdings Ltd.	16,023	901	—	210	18,829
ICT Automatisering NV	10,440	—	—	—	12,334
Il Dong Pharmaceutical
Co. Ltd.	6,503	—	2,964	—	—
iMergent, Inc.	9,752	—	3,465	—	—
InFocus Corp.	14,186	—	—	—	15,455
Insteel Industries, Inc.	11,954	—	—	104	23,701
Interstate Bakeries
Corp.	27,633	—	—	—	19,086
Intest Corp.	3,298	162	—	—	3,419
Intracom Holdings SA
(Reg.)	35,880	—	—	—	56,276
Invacare Corp.	68,953	4,724	7,641	39	54,479
Inventive Leisure PLC	2,243	—	3,733	42	—
INZI Controls Co. Ltd.	3,873	474	—	152	9,195

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

40

	Value,
Affiliates	beginning of		Sales	Dividend	Value, end of
(Amounts in thousands)	period	Purchases	Proceeds	Income	period

IPC Holdings Ltd.	$141,575	$13,097	$—	$1,480	$109,002
Jack in the Box, Inc.	126,992	6,291	—	—	141,148
JAKKS Pacific, Inc.	25,709	—	—	—	34,064
JLM Couture, Inc.	542	—	—	—	542
Johnston Press PLC	124,717	407	—	714	123,670
KCS Energy, Inc.	87,398	8,229	—	—	139,925
KEC Corp.	13,469	—	—	215	19,637
KHD Humboldt Wedag
International Ltd.	14,199	—	—	—	20,195
Komplett ASA	8,585	—	—	528	11,742
Koninklijke BAM Groep
NV	88,816	—	24,521	—	—
Korea Electric Terminal
Co. Ltd.	8,167	—	—	101	11,312
Lafarge North
America, Inc.	429,147	—	45,822	2,802	332,748
Lattice Semiconductor
Corp.	51,503	—	2,888	—	42,582
Lenox Group, Inc.	16,641	977	—	—	18,980
Libbey, Inc.	15,211	1,388	—	173	10,924
LifePoint Hospitals, Inc.	56,114	55,328	—	—	92,613
Lincare Holdings, Inc.	380,464	—	9,066	—	388,792
Lufkin Industries, Inc.	45,886	—	24,125	128	—
M/I Homes, Inc.	104,335	—	1,012	87	68,958
Maine & Maritimes
Corp.	2,508	—	—	26	1,741
MAIR Holdings, Inc.	18,080	—	—	—	11,980
Marine Products Corp.	54,549	194	—	311	42,589
Mariner Energy, Inc.	22,315	6,980	—	—	37,031
Massachusetts Financial
Corp. Class A	—	—	—	—	137
Medical Action
Industries, Inc.	19,392	349	—	—	23,524
Melexis NV	35,162	1,693	—	1,469	43,001
Merit Medical Systems,
Inc.	34,460	8,143	—	—	37,430
Mesa Laboratories, Inc.	2,997	—		86	3,627
Metals USA, Inc.	40,437	390	42,931	—	—
MetaSolv, Inc.	10,656	—	3,210	—	8,006
Metro One
Telecommunications,
Inc.	1,976	—	—	—	988
Metro, Inc. Class A
(sub. vtg.)	245,209	—	—	1,381	255,345

See accompanying notes which are an integral part of the financial statements.

41 Semiannual Report

Investments continued

	Value,
Affiliates	beginning of			Sales	Dividend	Value, end of
(Amounts in thousands)	period	Purchases		Proceeds	Income	period
Michang Oil Industrial
Co. Ltd.	$3,263	$	$		$122	$3,098
MOCON, Inc.	3,347				46	2,906
Monro Muffler Brake,
Inc.	23,380				81	27,482
Monterey Gourmet
Foods, Inc.	5,071					5,522
Moog, Inc. Class A	47,355	15,810				68,146
Mothers Work, Inc.	6,675					7,659
Multimedia Games,
Inc.	29,096					26,375
Murakami Corp.	8,686					7,969
Nagawa Co. Ltd.	10,850			12,669
National Dentex Corp.	7,858	623				9,844
National Healthcare
Corp.	33,250	666			299	39,977
National R.V. Holdings,
Inc.	7,128			1,279		3,933
National Western Life
Insurance Co.
Class A	49,595			1,258	82	50,963
NBTY, Inc.	75,603	14,780		—	—	78,951
NCI Building Systems,
Inc.	77,626	3,568				107,129
NETGEAR, Inc.	10,355	47,297				53,335
Netsmart Technologies,
Inc.	3,619	1,485		216		5,836
Newship Ltd.	662					670
Next PLC	414,958				3,616	462,438
Ngai Lik Industrial
Holdings Ltd.	9,438				169	8,176
North Central
Bancshares, Inc.	5,861			76	89	5,730
Northwest Pipe Co.	16,812	536				19,153
Novicourt, Inc.	1,280	21			80
NQL Energy Services,
Inc. Class A	10,126			995		15,694
Octel Corp.	23,739				97	27,995
Odyssey Healthcare,
Inc.	38,959			920		52,988
Offshore Logistics, Inc.	77,760	5,796				83,672
Oil States International,
Inc.	122,757					169,735
Olympic Steel, Inc.	11,199			11,714
OM Group, Inc.	65,320	1,955				62,220
On Assignment, Inc.	11,204			2,062		22,907

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

42

	Value,
Affiliates	beginning of		Sales	Dividend	Value, end of
(Amounts in thousands)	period	Purchases	Proceeds	Income	period

Optical Cable Corp.	$3,878	$—	$—	$—	$2,962
Option Care, Inc.	22,432	5,784		64	28,311
Orbotech Ltd.	79,499	—	5,204	—	72,750
Orthofix International
NV	63,947	—	—	—	60,640
Osteotech, Inc.	4,549	—	665	—	4,918
Overland Storage, Inc.	11,636	2,228	—		12,297
Overnite Corp.	76,158	—	76,405	—	—
P&F Industries, Inc.
Class A	5,620	91	—	—	4,466
P.A.M. Transportation
Services, Inc.	18,332	—	3,939	—	16,883
Pacific Sunwear of
California, Inc.	184,140	—	—	—	185,046
PacifiCare Health
Systems, Inc.	472,440	—	207,974	—	—
Packeteer, Inc.	—	15,067	—	—	23,292
Papa John’s
International, Inc.	95,682	—	11,377	—	138,920
Pason Systems, Inc.	49,210	—	—	184	76,979
Patrick Industries, Inc.	2,596	—	—	—	2,965
Pe Ben Oilfield Services
Ltd.	2,471	—	5,183	—	—
Peacock Group PLC	31,834	—	41,053	—	—
Peak International Ltd.	5,021	—	—	—	4,100
Pemco Aviation Group,
Inc.	6,439	—	—	—	4,906
Perceptron, Inc.	5,353	—	2,362	—	—
Performance
Technologies, Inc.	8,054	—	5,417	—	—
Pericom Semiconductor
Corp.	23,367	1,411	370	—	25,554
Pervasive Software, Inc.	8,642	403	—	—	8,938
Petroleum Development
Corp.	49,608	—	1,898	—	54,647
PHI, Inc.	7,796	—	—	—	19,593
Philadelphia
Consolidated
Holdings Corp.	95,473	—	—	—	—
Piolax, Inc.	18,642	—	—	101	24,057
Planar Systems, Inc.	11,057	644	—	—	20,369
Pomeroy IT Solutions,
Inc.	16,662	—	—	—	13,048
ProSafe ASA	77,080	2,530	—	1,691	105,875

See accompanying notes which are an integral part of the financial statements.

43 Semiannual Report

Investments continued

	Value,
Affiliates	beginning of		Sales	Dividend	Value, end of
(Amounts in thousands)	period	Purchases	Proceeds	Income	period

PXRE Group Ltd.	$45,380	$—	$23,077	$259	$—
Qualstar Corp.	4,501				5,157
Quiksilver, Inc.	151,110	36,198	—	—	166,670
Quipp, Inc.	1,869	—		7	1,538
Quixote Corp.	9,149	—	9,060	—	—
R&G Financial Corp.
Class B	16,590	8,655	—	276	24,168
RCM Technologies, Inc.	4,949	34	—	—	6,521
RehabCare Group, Inc.	23,300	5,708	—	—	24,430
Reliability, Inc.	100	—	—	—	167
RemedyTemp, Inc.
Class A	7,384	—	—	—	8,888
Renal Care Group, Inc.	345,083	—	—	—	348,684
Resource America, Inc.
Class A	362	25,144	8,519	89	17,212
Rex Stores Corp.	21,756	—			23,156
Ringerikes Sparebank	1,324	—	—	—	1,464
Roanoke Electric Steel
Corp.	21,499	—	1,204	240	29,575
Roto Smeets de Boer
NV	17,209	—	6,774	—	—
Ruby Tuesday, Inc.	103,834	50,488	—	143	182,304
Ryan’s Restaurant
Group, Inc.	51,115	—	—	—	51,272
Ryerson Tull, Inc.	46,889	—	14,107	203	54,040
S.Y. Bancorp, Inc.	18,986	—	—	198	19,738
Safeway, Inc.	656,100	—	—	2,700	632,880
Saga Communications,
Inc. Class A		22,859	—	—	18,225
SBS Technologies, Inc.	13,329	—	13,428	—	—
ScanSource, Inc.	52,503	—	—		64,691
ScS Upholstery PLC	13,910	176	—	452	17,652
SED International
Holdings, Inc.	240	—	—	—	336
Seksun Corp. Ltd.	6,936	—	—	109	5,710
Shaw Group, Inc.	112,808	1,004	789	—	210,769
Shinsegae Engineering
& Construction Co.
Ltd.	7,723	—	—	252	11,116
ShoLodge, Inc.	1,606	217	—	—	2,591
Sigmatron International,
Inc.	3,992	—			4,337
Sino Forest Corp.	30,387	216	—	—	66,993
Somera
Communications, Inc.	4,815	—	985	—	1,843
Sonic Corp.	184,891	—	—	—	176,595

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

44

	Value,
Affiliates	beginning of		Sales	Dividend	Value, end of
(Amounts in thousands)	period	Purchases	Proceeds	Income	period

Southern Energy
Homes, Inc.	$7,981	$—	$—	$—	$8,121
Southwest Bancorp,
Inc., Oklahoma	27,541	—	2,302	179	24,233
Spectrum Control, Inc.	8,991	262	—	—	9,391
Sportscene Group, Inc.
Class A	2,988	—	—	59	4,201
Stanley Furniture Co.,
Inc.	37,284	—	—	156	35,009
Stantec, Inc.	50,257	—	—	—	70,848
Steiner Leisure Ltd.	59,616	—	801	—	65,994
Sterling Bancorp,
New York	40,500	—	—	701	43,753
Steven Madden Ltd.	29,292		5,469	1,274	34,106
Stoneridge, Inc.	23,205	—	—	—	14,813
Strattec Security Corp.	32,122	—	—	—	21,175
Summa Industries, Inc.	3,407	—	—	53	3,324
Sunjin Co. Ltd.	6,968	—	—	136	8,571
Swift Energy Co.	63,209	—	25,118	—	—
SYNNEX Corp.	33,351	—	—	—	33,441
Tap Oil NL	19,152	—	—	—	17,940
TB Wood’s Corp.	2,677	41	2,808	—	—
Tech Data Corp.	144,498	25,110	111,063	—	—
Technology Solutions
Co.	1,475	—	—	—	1,409
Teekay Shipping Corp.	190,942	—	—	1,722	161,186
Tejon Ranch Co.	60,161	—	—	—	41,584
The Allied Defense
Group, Inc.	11,428	—	2,107	—	8,500
The BISYS Group, Inc.	111,683	—	13,962	—	88,389
The Cato Corp. Class A
(sub. vtg.)	42,319	—	22,883	344	—
The PMI Group, Inc.	365,479	—	—	937	385,828
Theragenics Corp.	10,470	—	—	—	10,915
Tokyo Kisen Co. Ltd.	3,687	—	—	—	5,119
Tollgrade
Communications, Inc.	7,223	86	5,887	—	—
Tommy Hilfiger Corp.	113,077	—	9,659	—	130,350
Tower Automotive, Inc.	1,007	—	42	—	300
Trifast PLC	8,976	—	—	90	6,417
Trinity Industries, Inc.	148,200	—	25,132	504	173,604
Trio Tech International	1,168	—		146	1,736
TT electronics PLC	29,527	—	—	678	31,754
TTI Team Telecom
International Ltd.	3,821	—	—	—	4,301
Twin Disc, Inc.	6,659	114	2,590	93	13,015

See accompanying notes which are an integral part of the financial statements.

45 Semiannual Report

Investments continued

	Value,
Affiliates	beginning of		Sales	Dividend	Value, end of
(Amounts in thousands)	period	Purchases	Proceeds	Income	period

Uehara Sei Shoji Co.
Ltd.	$7,726	$—	$—	$39	$9,375
UK Coal PLC	24,739	—	476	—	26,195
UnumProvident Corp.	347,892	8,526		3,293	377,358
Up, Inc.	3,497	—	—	—	5,006
URS Corp.	141,819	—	—	—	162,004
USEC, Inc.	132,775	1,857	—	2,354	131,769
USG Corp.	210,407	—	55,624	—	333,200
Utah Medical Products,
Inc.	10,772	—	—	154	15,146
UTStarcom, Inc.	72,975	—	—	—	58,000
W Holding Co., Inc.	94,135	1,013	—	762	76,706
W&T Offshore, Inc.	41,835	79,728	—	177	172,654
Washington Savings
Bank Fsb	4,571	—	—	—	3,882
Western Metals Corp.	1,809	—	—	—	504
Wheeling Pittsburgh
Corp.	15,980	—	—	—	12,513
Wilsons Leather
Experts, Inc.	14,216	—	362	—	6,800
Winland Electronics,
Inc.	1,026	—	—	—	959
Wireless Telecom
Group, Inc.	2,978	1,492	—	73	4,151
Wolverine Tube, Inc.	9,760	—	—	—	7,811
World Fuel Services
Corp.	55,729	382	—	171	78,766
Wyndeham Press
Group PLC	7,979	—	—	237	8,681
XETA Technologies, Inc.	2,847	—			2,233
Xyratex Ltd.	1,675	20,760	—	—	33,742
Yankee Candle Co.,
Inc.	137,562	—	—	568	113,954
Young Innovations, Inc.	24,586	1,159	—	56	26,757
Zomax, Inc.	9,312	—	—	—	6,282
Total	$18,517,416	$1,226,630	$1,542,463	$83,059	$18,113,459

Other Information

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America	72.2%
United Kingdom	5.1%
Canada	4.4%
Brazil	2.7%

Ireland	2.0%
Netherlands	1.8%
Bermuda	1.7%
Korea (South)	1.3%
Taiwan	1.2%
Norway	1.0%
Others (individually less than 1%) .	6.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 46

Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amount)		January 31, 2006

Assets
Investment in securities, at value (including securities
loaned of $663,588) See accompanying schedule:
Unaffiliated issuers (cost $9,884,531)	$17,077,875
Affiliated Central Funds (cost $3,703,060)	3,703,060
Other affiliated issuers (cost $11,519,035)	18,113,459
Total Investments (cost $25,106,626)		$38,894,394
Cash		49
Foreign currency held at value (cost $48,096)		48,036
Receivable for investments sold		115,423
Receivable for fund shares sold		28,202
Dividends receivable		34,819
Interest receivable		12,261
Receivable for daily variation on futures contracts		2,489
Prepaid expenses		164
Other affiliated receivables		494
Other receivables		2,369
Total assets		39,138,700

Liabilities
Payable for investments purchased	$37,805
Payable for fund shares redeemed	49,643
Accrued management fee	19,547
Other affiliated payables	6,187
Other payables and accrued expenses	679
Collateral on securities loaned, at value	686,270
Total liabilities		800,131

Net Assets		$38,338,569
Net Assets consist of:
Paid in capital		$23,752,581
Undistributed net investment income		10,502
Accumulated undistributed net realized gain (loss) on
investments and foreign currency transactions		756,945
Net unrealized appreciation (depreciation) on
investments and assets and liabilities in foreign
currencies		13,818,541
Net Assets, for 880,750 shares outstanding		$38,338,569
Net Asset Value, offering price and redemption price per
share ($38,338,569 ÷ 880,750 shares)		$43.53

See accompanying notes which are an integral part of the financial statements.

47 Semiannual Report

Financial Statements continued

Statement of Operations
Amounts in thousands	Six months ended January 31, 2006

Investment Income
Dividends (including $83,059 received from other
affiliated issuers)		$190,818
Interest		1,261
Income from affiliated Central Funds		84,107
Total income		276,186

Expenses
Management fee
Basic fee	$113,885
Performance adjustment	5,999
Transfer agent fees	33,562
Accounting and security lending fees	1,091
Independent trustees’ compensation	79
Appreciation in deferred trustee compensation account	25
Custodian fees and expenses	1,817
Registration fees	42
Audit	133
Legal	191
Miscellaneous	163
Total expenses before reductions	156,987
Expense reductions	(2,802)	154,185

Net investment income (loss)		122,001
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,126,949
Other affiliated issuers	612,000
Foreign currency transactions	233
Futures contracts	36,927
Total net realized gain (loss)		1,776,109
Change in net unrealized appreciation (depreciation) on:
Investment securities	1,373,471
Assets and liabilities in foreign currencies	147
Futures contracts	(3,724)
Total change in net unrealized appreciation
(depreciation)		1,369,894
Net gain (loss)		3,146,003
Net increase (decrease) in net assets resulting from
operations		$3,268,004

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

48

Statement of Changes in Net Assets
	Six months ended	Year ended
	January 31,	July 31,
Amounts in thousands	2006	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$122,001	$193,369
Net realized gain (loss)	1,776,109	1,766,492
Change in net unrealized appreciation (depreciation) .	1,369,894	5,659,892
Net increase (decrease) in net assets resulting
from operations	3,268,004	7,619,753
Distributions to shareholders from net investment income .	(227,613)	(102,989)
Distributions to shareholders from net realized gain	(2,293,584)	(1,766,215)
Total distributions	(2,521,197)	(1,869,204)
Share transactions
Proceeds from sales of shares	1,788,523	5,086,948
Reinvestment of distributions	2,453,109	1,821,877
Cost of shares redeemed	(4,215,938)	(5,488,212)
Net increase (decrease) in net assets resulting from
share transactions	25,694	1,420,613
Redemption fees	772	2,200
Total increase (decrease) in net assets	773,273	7,173,362

Net Assets
Beginning of period	37,565,296	30,391,934
End of period (including undistributed net investment
income of $10,502 and undistributed net investment
income of $126,383, respectively)	$38,338,569	$37,565,296

Other Information
Shares
Sold	43,147	131,243
Issued in reinvestment of distributions	59,319	50,855
Redeemed	(101,895)	(141,881)
Net increase (decrease)	571	40,217

See accompanying notes which are an integral part of the financial statements.

49 Semiannual Report

Financial Highlights
	Six months ended	Years ended July 31,
	January 31,
	2006	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period .	$ 42.68	$ 36.18	$ 30.08	$ 26.70	$ 27.22	$ 23.93
Income from Investment
Operations
Net investment in-
come (loss)E	14.22		.05	.01	.09H	.22
Net realized and un
realized gain (loss)	3.59	8.49	6.50	3.93	1.08H	6.65
Total from investment
operations	3.73	8.71	6.55	3.94	1.17	6.87
Distributions from net
investment income	(.26)	(.12)	(.02)	(.03)	(.16)	(.16)
Distributions from net
realized gain	(2.62)	(2.09)	(.44)	(.54)	(1.54)	(3.43)
Total distributions	(2.88)	(2.21)	(.46)	(.57)	(1.70)	(3.59)
Redemption fees added
to paid in capitalE	—G	—G	.01	.01	.01	.01
Net asset value, end of
period	$ 43.53	$ 42.68	$ 36.18	$ 30.08	$ 26.70	$ 27.22
Total ReturnB,C,D	9.22%	25.32%	21.90%	15.14%	4.79%	32.36%
Ratios to Average Net AssetsF
Expenses before
reductions	85%A	.95%	.98%	1.03%	.99%	1.02%
Expenses net of fee
waivers, if any	85%A	.95%	.98%	1.03%	.99%	1.02%
Expenses net of all
reductions	84%A	.94%	.97%	1.01%	.97%	1.00%
Net investment in-
come (loss)	66%A	.57%	.15%	.05%	.34%H	.92%
Supplemental Data
Net assets, end of
period (in millions)	$38,339	$37,565	$30,392	$19,599	$15,664	$10,272
Portfolio turnover
rate	23%A	24%	28%	23%	26%	44%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the former sales charges.
E Calculated based on average shares outstanding during the period.
F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.
G Amount represents less than $.01 per share.
H Effective August 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortiz ing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

50

Notes to Financial Statements

For the period ended January 31, 2006

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Low Priced Stock Fund (the fund) is a fund of Fidelity Puritan Trust (the trust) and is authorized to issue an unlimited number of shares. The fund is currently closed to most new accounts. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust. The fund may invest in affiliated money market central funds (Money Market Central Funds) which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assump tions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open end mutual funds, are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securi ties markets, reviewing developments in foreign markets and evaluating the perfor mance of ADRs, futures contracts and exchange traded funds. Because the fund’s utilization of fair value pricing depends on market activity, the frequency with which fair

51 Semiannual Report

Notes to Financial Statements continued
(Amounts in thousands except ratios)

1. Significant Accounting Policies continued
Security Valuation continued

value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign denominated assets, including investment securities, and liabilities are trans lated into U.S. dollars at the exchange rate at period end. Purchases and sales of invest ment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transac tion date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securi ties. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as

Semiannual Report

52

1. Significant Accounting Policies continued
Deferred Trustee Compensation continued

though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross section of other Fidelity funds, and are marked to market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex dividend date. Income and capital gain distribu tions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to short term capital gains, futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), prior period premium and discount on debt securities, market discount, partnerships, de ferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$14,998,552
Unrealized depreciation	(1,257,701)
Net unrealized appreciation (depreciation)	$13,740,851

Cost for federal income tax purposes	$25,153,543

Short Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the fund and accounted for as an addition to paid in capital.

53 Semiannual Report

Notes to Financial Statements continued
(Amounts in thousands except ratios)

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund’s exposure to the underlying instrument, while selling futures tends to decrease a fund’s exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption “Futures Contracts.” This amount reflects each contract’s exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts’ terms. Gains (losses) are realized upon the expiration or closings of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $3,750,419 and $5,162,870, respectively.

Semiannual Report

54

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The manage ment fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment up to a maximum of ±.20% of the fund’s average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the fund’s relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .65% of the fund’s average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund’s transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset based fees that vary according to account size and type of ac count. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual ized rate of .18% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund’s accounting rec ords. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Invest ments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $133 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund share holder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

55 Semiannual Report

Notes to Financial Statements continued
(Amounts in thousands except ratios)

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund’s Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds. Net income from lending portfolio securities during the period amounted to $4,762.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $2,144 for the period. In addition, through arrangements with the fund’s custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody and transfer agent expenses by $85 and $573, respectively.

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

56

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Puritan Trust and the Shareholders of Fidelity Low Priced Stock Fund:

In our opinion, the accompanying statement of assets and liabilities, including the sched ule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Low Priced Stock Fund (a fund of Fidelity Puritan Trust) at January 31, 2006 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Low Priced Stock Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material mis statement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP PricewaterhouseCoopers LLP Boston, Massachusetts March 17, 2006

57 Semiannual Report

Proxy Voting Results

A special meeting of the fund’s shareholders was held on February 15, 2006. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of	% of
	Votes	Votes

Dennis J. Dirks
Affirmative	37,826,230,383.77	96.098
Withheld	1,536,010,182.46	3.902
TOTAL	39,362,240,566.23	100.000
Albert R. Gamper, Jr.
Affirmative	37,763,014,509.79	95.937
Withheld	1,599,226,056.44	4.063
TOTAL	39,362,240,566.23	100.000
Robert M. Gates
Affirmative	37,674,483,072.96	95.712
Withheld	1,687,757,493.27	4.288
TOTAL	39,362,240,566.23	100.000
George H. Heilmeier
Affirmative	37,748,457,238.12	95.900
Withheld	1,613,783,328.11	4.100
TOTAL	39,362,240,566.23	100.000
Edward C. Johnson 3d
Affirmative	37,532,189,641.25	95.351
Withheld	1,830,050,924.98	4.649
TOTAL	39,362,240,566.23	100.000
Stephen P. Jonas
Affirmative	37,757,585,019.59	95.923
Withheld	1,604,655,546.64	4.077
TOTAL	39,362,240,566.23	100.000
Marie L. Knowles
Affirmative	37,790,960,298.73	96.008
Withheld	1,571,280,267.50	3.992
TOTAL	39,362,240,566.23	100.000

Ned C. Lautenbach
Affirmative	37,792,534,779.54	96.012
Withheld	1,569,705,786.69	3.988
TOTAL	39,362,240,566.23	100.000

William O. McCoy
Affirmative	37,635,159,621.12	95.612
Withheld	1,727,080,945.11	4.388
TOTAL	39,362,240,566.23	100.000

Robert L. Reynolds
Affirmative	37,724,250,371.80	95.839
Withheld	1,637,990,194.43	4.161
TOTAL	39,362,240,566.23	100.000

Cornelia M. Small
Affirmative	37,789,209,639.31	96.004
Withheld	1,573,030,926.92	3.996
TOTAL	39,362,240,566.23	100.000

William S. Stavropoulos
Affirmative	37,681,894,631.26	95.731
Withheld	1,680,345,934.97	4.269
TOTAL	39,362,240,566.23	100.000

Kenneth L. Wolfe
Affirmative	37,762,131,097.33	95.935
Withheld	1,600,109,468.90	4.065
TOTAL	39,362,240,566.23	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report 58

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Low Priced Stock Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Manage ment, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund’s manage ment contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of the fund’s assets; (iii) the nature or level of services provided under the fund’s management contract or sub advisory agreements; (iv) the day to day management of the fund or the persons primarily responsible for such man agement; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessi tate prior shareholder approval of the Agreement or result in an assignment and termination of the fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund’s portfolio manager would not change, it did not consider the fund’s investment perfor mance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have

59 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund’s Agreement is fair and reasonable, and that the fund’s Agreement should be approved.

Semiannual Report

60

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll free number to access account balances, positions, quotes and trading. It’s easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

By PC

Fidelity’s web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

* When you call the quotes line, please remember that a fund’s yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guar anteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

61 Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona
7001 West Ray Road
Chandler, AZ
7373 N. Scottsdale Road
Scottsdale, AZ

California
815 East Birch Street
Brea, CA
1411 Chapin Avenue
Burlingame, CA
851 East Hamilton Avenue
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19200 Von Karman Avenue
Irvine, CA
601 Larkspur Landing Circle
Larkspur, CA
10100 Santa Monica Blvd.
Los Angeles, CA
27101 Puerta Real
Mission Viejo, CA
73 575 El Paseo
Palm Desert, CA
251 University Avenue
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123 South Lake Avenue
Pasadena, CA
16995 Bernardo Ctr. Drive
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1740 Arden Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
8 Montgomery Street
San Francisco, CA
3793 State Street
Santa Barbara, CA
21701 Hawthorne Boulevard
Torrance, CA
2001 North Main Street
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6300 Canoga Avenue
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Colorado
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Denver, CO
9185 East Westview Road
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Connecticut
48 West Putnam Avenue
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29 South Main Street
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Delaware
222 Delaware Avenue
Wilmington, DE

Florida
4400 N. Federal Highway
Boca Raton, FL
121 Alhambra Plaza
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2948 N. Federal Highway
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1907 West State Road 434
Longwood, FL
8880 Tamiami Trail, North
Naples, FL
3550 Tamiami Trail, South
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
2465 State Road 7
Wellington, FL
3501 PGA Boulevard
West Palm Beach, FL

Georgia
3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA

Illinois
One North LaSalle Street
Chicago, IL
875 North Michigan Ave.
Chicago, IL
1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
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Indiana
4729 East 82nd Street
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Kansas
5400 College Boulevard
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Maine
Three Canal Plaza
Portland, ME

Maryland
7315 Wisconsin Avenue
Bethesda, MD
One W. Pennsylvania Ave.
Towson, MD

Massachusetts
801 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
405 Cochituate Road
Framingham, MA
416 Belmont Street
Worcester, MA

Michigan
500 E. Eisenhower Pkwy.
Ann Arbor, MI
280 Old N. Woodward Ave.
Birmingham, MI
43420 Grand River Avenue
Novi, MI
29155 Northwestern Hwy.
Southfield, MI

Minnesota
7600 France Avenue South
Edina, MN

Missouri
8885 Ladue Road
Ladue, MO

Semiannual Report 62

Nevada
2225 Village Walk Drive
Henderson, NV

New Jersey
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
396 Route 17, North
Paramus, NJ
3518 Route 1 North
Princeton, NJ
530 Highway 35
Shrewsbury, NJ

New York
1055 Franklin Avenue
Garden City, NY
37 West Jericho Turnpike
Huntington Station, NY
1271 Avenue of the Americas
New York, NY
61 Broadway
New York, NY
350 Park Avenue
New York, NY
200 Fifth Avenue
New York, NY
733 Third Avenue
New York, NY
11 Penn Plaza
New York, NY
2070 Broadway
New York, NY
1075 Northern Blvd.
Roslyn, NY

North Carolina
4611 Sharon Road
Charlotte, NC

Ohio
3805 Edwards Road
Cincinnati, OH
1324 Polaris Parkway
Columbus, OH
28699 Chagrin Boulevard
Woodmere Village, OH

Oregon
16850 SW 72nd Avenue
Tigard, OR

Pennsylvania
600 West DeKalb Pike
King of Prussia, PA
1735 Market Street
Philadelphia, PA
12001 Perry Highway
Wexford, PA

Rhode Island
47 Providence Place
Providence, RI

Tennessee
6150 Poplar Avenue
Memphis, TN

Texas
10000 Research Boulevard
Austin, TX
4001 Northwest Parkway
Dallas, TX
12532 Memorial Drive
Houston, TX
2701 Drexel Drive
Houston, TX
6500 N. MacArthur Blvd.
Irving, TX
6005 West Park Boulevard
Plano, TX
14100 San Pedro
San Antonio, TX
1576 East Southlake Blvd.
Southlake, TX
19740 IH 45 North
Spring, TX

Utah
215 South State Street
Salt Lake City, UT

Virginia
1861 International Drive
McLean, VA

Washington
411 108th Avenue, N.E.
Bellevue, WA
1518 6th Avenue
Seattle, WA

Washington, DC
1900 K Street, N.W.
Washington, DC

Wisconsin
595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

63 Semiannual Report

63

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
FMR Co., Inc.
Fidelity Management & Research
(U.K.) Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)
Fidelity Investments Japan Limited
Fidelity International Investment
Advisors
Fidelity International Investment
Advisors (U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agent
Fidelity Service Company, Inc.
Boston, MA
Custodian
Brown Brothers Harriman & Co.
Boston, MA

The Fidelity Telephone Connection
Mutual Fund 24- Hour Service
Exchanges/Redemptions
and Account Assistance	1-800-544-6666
Product Information	1-800-544-6666
Retirement Accounts	1-800-544-4774
(8 a.m. - 9 p.m.)
TDD Service	1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
Telephone (FAST®) (automated phone logo)	1-800-544-5555
(automated phone logo) Automated line for quickest service

LPS-USAN-0306 1.789287.102

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Puritan Trust: Fidelity Low-Priced Stock Fund's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Puritan Trust: Fidelity Low-Priced Stock Fund's (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Puritan Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	March 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	March 23, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	March 23, 2006